LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN DIVERSIFIED FUND

August 1, 2000

Dear Shareholder,

The J.P. Morgan Diversified Fund returned 6.61% for the fiscal year ended June 30, 2000. The fund outperformed its peers, as measured by the Lipper Balanced Fund Average, which returned 4.43% over the same period, but underperformed the benchmark (comprised of 52% S&P 500 Index, 35% Salomon Smith Barney Broad Investment Grade Bond Index, 10% MSCI EAFE Index, and 3% Russell 2000 Index), which returned 7.81% for the year.

The fund's net asset value increased to $16.61 on June 30, 2000, from $16.36 on June 30, 1999. During the period, the fund made distributions of approximately $0.26 per share from net income, approximately $0.21 per share from short-term capital gains, and approximately $0.34 per share from long-term capital gains. On June 30, the fund's net assets amounted to approximately $358.5 million, while the net assets of The Diversified Portfolio, in which the fund invests, were approximately $983.1 million.

This report includes a discussion with John M. Devlin, Jr., the portfolio manager primarily responsible for The Diversified Portfolio. In this interview, John talks about the events of the previous year that had the greatest effect on the portfolio and discusses his investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated             J.P. Morgan & Co. Incorporated

TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS........1        FUND FACTS AND HIGHLIGHTS..........5
FUND PERFORMANCE..................2        FINANCIAL STATEMENTS...............8
PORTFOLIO MANAGER Q&A.............3

Fund Performance

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment of $10,000. The chart at right shows that $10,000 invested on September 30, 1993*, would have grown to $23,305 on June 30, 2000.
     Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

         GROWTH OF $10,000 SINCE FUND INCEPTION*
         SEPTEMBER 30, 1993 - JUNE 30, 2000

JPM                      DIVERSIFIED                                    LIPPER BALANCED
DIVERSIFIED     10,000   BENCHMARK       10,000   S&P 500      10,000   FUNDS UNIVERSE      10,000   SALOMON BIG     10,000
           PLOT POINTS              PLOT POINTS           PLOT POINTS                  PLOT POINTS              PLOT POINTS
 9/30/93        10,000      09/30/93     10,000   09/30/93     10,000           9/30/93     10,000      09/30/93     10,000
10/31/93        10,171      10/31/93     10,157   10/31/93     10,207          10/31/93     10,100      10/31/93     10,031
11/30/93        10,010      11/30/93      9,978   11/30/93     10,110          11/30/93      9,964      11/30/93      9,947
12/31/93        10,139      12/31/93     10,143   12/31/93     10,232          12/31/93     10,140      12/31/93     10,002
 1/31/94        10,484      01/31/94     10,465   01/31/94     10,580           1/31/94     10,400      01/31/94     10,137
 2/28/94        10,251      02/28/94     10,252   02/28/94     10,292           2/28/94     10,192      02/28/94      9,969
 3/31/94         9,896      03/31/94      9,871   03/31/94      9,844           3/31/94      9,813      03/31/94      9,722
 4/30/94         9,998      04/30/94      9,954   04/30/94      9,970           4/30/94      9,839      04/30/94      9,649
 5/31/94        10,068      05/31/94     10,030   05/31/94     10,134           5/31/94      9,881      05/31/94      9,648
 6/30/94         9,937      06/30/94      9,899   06/30/94      9,885           6/30/94      9,706      06/30/94      9,628
 7/31/94        10,180      07/31/94     10,148   07/31/94     10,210           7/31/94      9,929      07/31/94      9,811
 8/31/94        10,415      08/31/94     10,409   08/31/94     10,628           8/31/94     10,184      08/31/94      9,822
 9/30/94        10,230      09/30/94     10,190   09/30/94     10,369           9/30/94      9,992      09/30/94      9,680
10/31/94        10,343      10/31/94     10,339   10/31/94     10,602          10/31/94     10,045      10/31/94      9,670
11/30/94        10,087      11/30/94     10,071   11/30/94     10,215          11/30/94      9,802      11/30/94      9,644
12/31/94        10,200      12/31/94     10,190   12/31/94     10,367          12/31/94      9,892      12/31/94      9,718
 1/31/95        10,356      01/31/95     10,358   01/31/95     10,636           1/31/95     10,026      01/31/95      9,919
 2/28/95        10,636      02/28/95     10,663   02/28/95     11,050           2/28/95     10,331      02/28/95     10,151
 3/31/95        10,875      03/31/95     10,920   03/31/95     11,376           3/31/95     10,518      03/31/95     10,210
 4/30/95        11,114      04/30/95     11,188   04/30/95     11,711           4/30/95     10,716      04/30/95     10,350
 5/31/95        11,488      05/31/95     11,568   05/31/95     12,179           5/31/95     11,078      05/31/95     10,760
 6/30/95        11,634      06/30/95     11,734   06/30/95     12,462           6/30/95     11,289      06/30/95     10,836
 7/31/95        11,914      07/31/95     12,021   07/31/95     12,876           7/31/95     11,557      07/31/95     10,814
 8/31/95        11,966      08/31/95     12,047   08/31/95     12,908           8/31/95     11,655      08/31/95     10,939
 9/30/95        12,263      09/30/95     12,381   09/30/95     13,453           9/30/95     11,913      09/30/95     11,041
10/31/95        12,252      10/31/95     12,366   10/31/95     13,405          10/31/95     11,883      10/31/95     11,189
11/30/95        12,659      11/30/95     12,766   11/30/95     13,993          11/30/95     12,250      11/30/95     11,364
12/31/95        12,900      12/31/95     13,017   12/31/95     14,263          12/31/95     12,418      12/31/95     11,521
 1/31/96        13,166      01/31/96     13,284   01/31/96     14,748           1/31/96     12,649      01/31/96     11,599
 2/29/96        13,210      02/29/96     13,285   02/29/96     14,885           2/29/96     12,696      02/29/96     11,402
 3/31/96        13,277      03/31/96     13,355   03/31/96     15,028           3/31/96     12,748      03/31/96     11,320
 4/30/96        13,366      04/30/96     13,483   04/30/96     15,250           4/30/96     12,878      04/30/96     11,236
 5/31/96        13,477      05/31/96     13,652   05/31/96     15,643           5/31/96     13,043      05/31/96     11,230
 6/30/96        13,554      06/30/96     13,732   06/30/96     15,703           6/30/96     13,058      06/30/96     11,375
 7/31/96        13,221      07/31/96     13,353   07/31/96     15,009           7/31/96     12,702      07/31/96     11,406
 8/31/96        13,355      08/31/96     13,519   08/31/96     15,325           8/31/96     12,921      08/31/96     11,389
 9/30/96        13,834      09/30/96     14,049   09/30/96     16,188           9/30/96     13,396      09/30/96     11,587
10/31/96        14,110      10/31/96     14,340   10/31/96     16,634          10/31/96     13,658      10/31/96     11,848
11/30/96        14,800      11/30/96     15,061   11/30/96     17,892          11/30/96     14,270      11/30/96     12,043
12/31/96        14,631      12/31/96     14,852   12/31/96     17,537          12/31/96     14,129      12/31/96     11,937
 1/31/97        15,007      01/31/97     15,311   01/31/97     18,633           1/31/97     14,517      01/31/97     11,983
 2/28/97        15,078      02/28/97     15,394   02/28/97     18,779           2/28/97     14,536      02/28/97     11,996
 3/31/97        14,701      03/31/97     14,994   03/31/97     18,007           3/31/97     14,135      03/31/97     11,875
 4/30/97        15,136      04/30/97     15,544   04/30/97     19,082           4/30/97     14,524      04/30/97     12,044
 5/31/97        15,819      05/31/97     16,240   05/31/97     20,244           5/31/97     15,148      05/31/97     12,158
 6/30/97        16,336      06/30/97     16,796   06/30/97     21,151           6/30/97     15,597      06/30/97     12,302
 7/31/97        17,183      07/31/97     17,701   07/31/97     22,834           7/31/97     16,470      07/31/97     12,636
 8/31/97        16,571      08/31/97     17,012   08/31/97     21,555           8/31/97     16,047      08/31/97     12,527
 9/30/97        17,140      09/30/97     17,717   09/30/97     22,736           9/30/97     16,653      09/30/97     12,711
10/31/97        16,807      10/31/97     17,339   10/31/97     21,976          10/31/97     16,377      10/31/97     12,893
11/30/97        17,140      11/30/97     17,763   11/30/97     22,993          11/30/97     16,636      11/30/97     12,954
12/31/97        17,333      12/31/97     18,010   12/31/97     23,388          12/31/97     16,864      12/31/97     13,086
 1/31/98        17,599      01/31/98     18,269   01/31/98     23,647           1/31/98     16,961      01/31/98     13,254
 2/28/98        18,283      02/28/98     19,107   02/28/98     25,352           2/28/98     17,660      02/28/98     13,245
 3/31/98        18,815      03/31/98     19,725   03/31/98     26,651           3/31/98     18,155      03/31/98     13,297
 4/30/98        18,993      04/30/98     19,883   04/30/98     26,919           4/30/98     18,265      04/30/98     13,366
 5/31/98        18,942      05/31/98     19,730   05/31/98     26,456           5/31/98     18,086      05/31/98     13,494
 6/30/98        19,286      06/30/98     20,220   06/30/98     27,531           6/30/98     18,351      06/30/98     13,605
 7/31/98        19,171      07/31/98     20,094   07/31/98     27,237           7/31/98     18,079      07/31/98     13,634
 8/31/98        17,506      08/31/98     18,325   08/31/98     23,299           8/31/98     16,510      08/31/98     13,842
 9/30/98        18,084      09/30/98     19,073   09/30/98     24,792           9/30/98     17,180      09/30/98     14,169
10/31/98        18,971      10/31/98     20,072   10/31/98     26,809          10/31/98     17,859      10/31/98     14,105
11/30/98        19,769      11/30/98     20,878   11/30/98     28,433          11/30/98     18,496      11/30/98     14,183
12/31/98        20,504      12/31/98     21,647   12/31/98     30,072          12/31/98     19,127      12/31/98     14,227
 1/31/99        20,848      01/31/99     22,176   01/31/99     31,329           1/31/99     19,427      01/31/99     14,332
 2/28/99        20,213      02/28/99     21,575   02/28/99     30,356           2/28/99     18,901      02/28/99     14,081
 3/31/99        20,808      03/31/99     22,167   03/31/99     31,570           3/31/99     19,330      03/31/99     14,161
 4/30/99        21,605      04/30/99     22,789   04/30/99     32,793           4/30/99     19,939      04/30/99     14,208
 5/31/99        21,154      05/31/99     22,328   05/31/99     32,019           5/31/99     19,671      05/31/99     14,077
 6/30/99        21,860      06/30/99     23,063   06/30/99     33,796           6/30/99     20,185      06/30/99     14,029
 7/31/99        21,580      07/31/99     22,707   07/31/99     32,741           7/31/99     19,836      07/31/99     13,975
 8/31/99        21,500      08/31/99     22,625   08/31/99     32,577           8/31/99     19,576      08/31/99     13,965
 9/30/99        21,312      09/30/99     22,420   09/30/99     31,684           9/30/99     19,315      09/30/99     14,132
10/31/99        21,982      10/31/99     23,269   10/31/99     33,689          10/31/99     19,862      10/31/99     14,175
11/30/99        22,410      11/30/99     23,637   11/30/99     34,374          11/30/99     20,116      11/30/99     14,174
12/31/99        23,348      12/31/99     24,615   12/31/99     36,399          12/31/99     20,754      12/31/99     14,110
 1/31/00        22,594      01/31/00     23,780   01/31/00     34,570           1/31/00     20,179      01/31/00     14,070
 2/29/00        22,874      02/29/00     23,825   02/29/00     33,915           2/29/00     20,193      02/29/00     14,234
 3/31/00        23,962      03/31/00     25,190   03/31/00     37,233           3/31/00     21,292      03/31/00     14,419
 4/30/00        23,151      04/30/00     24,592   04/30/00     36,113           4/30/00     20,911      04/30/00     14,376
 5/31/00        22,619      05/31/00     24,218   05/31/00     35,372           5/31/00     20,674      05/31/00     14,363
 6/30/00        23,305      06/30/00     24,864   06/30/00     36,244           6/30/00     21,046      06/30/00     14,663
                  6.61%                    7.81%                 7.24%                        4.27%                    4.52%

MSCI EAFE      10,000   RUSSELL 2000     10,000
          PLOT POINTS               PLOT POINTS
  09/30/93     10,000       09/30/93     10,000
  10/31/93     10,308       10/31/93     10,258
  11/30/93      9,407       11/30/93      9,923
  12/31/93     10,086       12/31/93     10,262
  01/31/94     10,939       01/31/94     10,584
  02/28/94     10,909       02/28/94     10,545
  03/31/94     10,439       03/31/94      9,990
  04/30/94     10,882       04/30/94     10,049
  05/31/94     10,819       05/31/94      9,936
  06/30/94     10,972       06/30/94      9,601
  07/31/94     11,078       07/31/94      9,759
  08/31/94     11,340       08/31/94     10,302
  09/30/94     10,983       09/30/94     10,267
  10/31/94     11,349       10/31/94     10,226
  11/30/94     10,803       11/30/94      9,813
  12/31/94     10,871       12/31/94     10,075
  01/31/95     10,453       01/31/95      9,948
  02/28/95     10,423       02/28/95     10,362
  03/31/95     11,073       03/31/95     10,540
  04/30/95     11,490       04/30/95     10,774
  05/31/95     11,353       05/31/95     10,959
  06/30/95     11,154       06/30/95     11,528
  07/31/95     11,848       07/31/95     12,192
  08/31/95     11,396       08/31/95     12,444
  09/30/95     11,619       09/30/95     12,666
  10/31/95     11,307       10/31/95     12,100
  11/30/95     11,621       11/30/95     12,608
  12/31/95     12,089       12/31/95     12,941
  01/31/96     12,139       01/31/96     12,927
  02/29/96     12,180       02/29/96     13,330
  03/31/96     12,439       03/31/96     13,601
  04/30/96     12,800       04/30/96     14,328
  05/31/96     12,565       05/31/96     14,893
  06/30/96     12,635       06/30/96     14,282
  07/31/96     12,266       07/31/96     13,034
  08/31/96     12,293       08/31/96     13,791
  09/30/96     12,620       09/30/96     14,330
  10/31/96     12,490       10/31/96     14,109
  11/30/96     12,987       11/30/96     14,690
  12/31/96     12,820       12/31/96     15,075
  01/31/97     12,372       01/31/97     15,377
  02/28/97     12,574       02/28/97     15,004
  03/31/97     12,620       03/31/97     14,296
  04/30/97     12,686       04/30/97     14,336
  05/31/97     13,512       05/31/97     15,930
  06/30/97     14,257       06/30/97     16,613
  07/31/97     14,488       07/31/97     17,386
  08/31/97     13,406       08/31/97     17,784
  09/30/97     14,157       09/30/97     19,086
  10/31/97     13,069       10/31/97     18,247
  11/30/97     12,935       11/30/97     18,129
  12/31/97     13,048       12/31/97     18,446
  01/31/98     13,645       01/31/98     18,155
  02/28/98     14,521       02/28/98     19,498
  03/31/98     14,968       03/31/98     20,302
  04/30/98     15,086       04/30/98     20,414
  05/31/98     15,013       05/31/98     19,315
  06/30/98     15,127       06/30/98     19,355
  07/31/98     15,280       07/31/98     17,788
  08/31/98     13,387       08/31/98     14,334
  09/30/98     12,977       09/30/98     15,456
  10/31/98     14,329       10/31/98     16,086
  11/30/98     15,063       11/30/98     16,929
  12/31/98     15,658       12/31/98     17,977
  01/31/99     15,611       01/31/99     18,216
  02/28/99     15,239       02/28/99     16,740
  03/31/99     15,875       03/31/99     17,002
  04/30/99     16,519       04/30/99     18,525
  05/31/99     15,668       05/31/99     18,796
  06/30/99     16,279       06/30/99     19,646
  07/31/99     16,763       07/31/99     19,107
  08/31/99     16,824       08/31/99     18,400
  09/30/99     16,993       09/30/99     18,404
  10/31/99     17,630       10/31/99     18,478
  11/30/99     18,242       11/30/99     19,581
  12/31/99     19,879       12/31/99     21,798
  01/31/00     18,616       01/31/00     21,448
  02/29/00     19,118       02/29/00     24,990
  03/31/00     19,859       03/31/00     23,342
  04/30/00     18,814       04/30/00     21,938
  05/31/00     18,354       05/31/00     20,659
  06/30/00     19,072       06/30/00     22,460
                17.16%                    14.32%


PERFORMANCE                                       TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                  ------------------       ------------------------------------------
                                                  THREE      SIX           ONE        THREE       FIVE      SINCE
AS OF JUNE 30, 2000                               MONTHS     MONTHS        YEAR       YEARS       YEARS    INCEPTION*
--------------------------------------------------------------------       ------------------------------------------
J.P. Morgan Diversified Fund                      -2.74%      0.19%        6.61%       12.57%     14.91%    13.35%
Lipper Balanced Fund Average**                    -1.20%      1.34%        4.43%       10.48%     13.40%    11.89%
Diversified Benchmark***                          -1.29%      1.01%        7.81%       13.97%     16.21%    14.45%
S&P 500 Index                                      -2.66%     -0.42%        7.24%       19.66%     23.80%    21.02%
Salomon Smith Barney Broad
  Investment Grade Index                           1.70%      3.92%        4.51%        6.02%      6.23%     5.83%
MSCI EAFE Index                                   -3.96%     -4.06%       17.16%       10.18%     11.33%    10.04%
Russell 2000 Index                                -3.78%      3.04%       14.32%       10.57%     14.27%    12.74%

*REFLECTS THE PERFORMANCE OF THE J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND, A SEPARATE FEEDER FUND INVESTING IN THE SAME MASTER PORTFOLIO, FROM SEPTEMBER 10, 1993 (THE J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND'S INCEPTION DATE) TO DECEMBER 15, 1993 (THE INCEPTION DATE OF THE J.P. MORGAN DIVERSIFIED FUND). THE PERFORMANCE FOR SUCH PERIOD REFLECTS THE DEDUCTION OF THE EXPENSES OF THE J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND, WHICH WERE LOWER THAN THE EXPENSES OF THE J.P. MORGAN FUND. THEREFORE, HAD THE J.P. MORGAN DIVERSIFIED FUND EXISTED DURING THIS PERIOD, ITS RETURNS WOULD HAVE BEEN LOWER. FOR THE PURPOSES OF COMPARISON, THE "SINCE INCEPTION" RETURNS ARE CALCULATED FROM SEPTEMBER 30, 1993, THE FIRST DATE WHEN DATA FOR THE J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY WERE AVAILABLE. THE TOTAL RETURN FOR THE J.P. MORGAN INSTITUTIONAL DIVERSIFIED FUND FROM SEPTEMBER 10, 1993 TO DECEMBER 15, 1993 AND THE J.P. MORGAN DIVERSIFIED FUND'S RETURN FROM DECEMBER 15, 1993 THROUGH JUNE 30, 2000 IS 13.09%.

**DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR FUND DATA.

***COMPRISES 52% S&P 500 INDEX, 35% SALOMON SMITH BARNEY BROAD INVESTMENT GRADE BOND INDEX, 10% MSCI EAFE INDEX, AND 3% RUSSELL 2000 INDEX. THE BENCHMARK DOES NOT INCLUDE FEES OR OPERATING EXPENSES, AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

****THE S&P 500 INDEX, SALOMON SMITH BARNEY BROAD
INVESTMENT GRADE BOND INDEX, MSCI EAFE INDEX, AND RUSSELL 2000 INDEX ARE UNMANAGED INDICES THAT MEASURE PERFORMANCE BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD U.S. LARGE-CAP STOCKS; OF APPROXIMATELY 4,700 INDIVIDUALLY PRICED INVESTMENT-GRADE BONDS RATED BBB OR BETTER; OF NEARLY 1,100 STOCKS TRADED IN EUROPE, AUSTRALASIA, AND THE FAR EAST; AND OF 2,000 U.S. SMALL-CAP COMPANIES, RESPECTIVELY. THE INDICES DO NOT INCLUDE FEES OR OPERATING EXPENSES, AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT
REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.
2

Portfolio Manager Q&A

[PHOTO]

The following is an interview with JOHN M. DEVLIN, JR., vice president, a member of the portfolio management team for The Diversified Portfolio since December 1993. John joined Morgan in 1986, starting on the fixed income trading desk as a mortgage and corporate specialist before going on special assignment in the Frankfurt office. Before joining Morgan, John was a pension and Treasury fund manager at U.S. Steel. He earned an undergraduate degree in Finance from Georgetown University and an M.B.A. from Pace University, where he also served as an adjunct professor of Finance for 10 years. This interview took place on July 20, 2000, and reflects John's views on that date.

WHAT WERE THE DEFINING MOMENTS OF THE PAST YEAR FOR GLOBAL EQUITIES?

JD: Synchronized global growth was one. Higher interest rates, as central banks demonstrated their commitment to fighting inflation, was another. In addition, there were disruptions from the Y2K phenomenon, which added to volatility as the century closed.

HOW IS THE FUND POSITIONED IN WHAT HAS BECOME A VOLATILE STOCK MARKET?

JD: The fund's diversified holdings of small-capitalization stocks, large-capitalization international equities and a broad array of fixed income securities, together with a strategic allocation of 52% to the domestic large-cap universe, position this fund to have less volatility than the overall stock market.

HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS?

JD: We were very pleased with the fund's return of 6.88% for the 1-year period ending June 30, 2000.

WHAT HELPED OR HURT PERFORMANCE OVER THIS REPORTING PERIOD?

JD: Portfolio holdings Intel, Sun Microsystems, and Cisco significantly helped performance during the year, as did stock selection among small-capitalization equities. Also helping performance was our allocation to international equities, which performed very well as these markets rebounded from prior years.

On the other hand, we were hurt by owning Lucent, which did comparatively poorly, and by having underweight positions in Oracle and Corning, both of which outperformed over the period. Also, our allocation to fixed income in a rising yield environment detracted from performance.

WHAT IS YOUR TAKE ON THE FEDERAL RESERVE BOARD'S EFFORTS TO COOL THE ECONOMY BY RAISING INTEREST RATES?

JD: We believe that the Fed will be successful in its efforts to engineer a soft landing for our economy. We have already begun to see some signs of this, as new home starts, manufacturing, and retail sales appear to be slowing. New job creation seems to be slowing as well, which should help keep wage inflation in check.

EQUITY VALUATIONS IN THE U.S. REMAIN QUITE HIGH. SHOULD THIS BE A CAUSE FOR CONCERN?

JD: We remain somewhat concerned, if less so than in recent months. The United States remains the most expensive major equity market in the world. However, the valuation gap between it and other markets is shrinking, thanks to Europe's huge outperformance over the past year. A soft landing for the U.S. economy is likely to help domestic equities, moreover, as it implies that our long running economic expansion can continue.

WHAT OTHER MARKETS LOOK ATTRACTIVE?

JD: One of the more attractive global markets is that of the United Kingdom. It offers considerably more attractive valuations than the U.S. Its companies are also benefiting from an improving economic and interest-rate environment.

Economic growth there peaked almost a year ago. Retail sales have been sluggish in recent months, and wage inflation has begun to moderate. There are signs as well that the U.K. currency has topped out. These and other indicators of contained, well managed growth may encourage the Bank of England to stop increasing interest rates, and even ease them later this year, or the first half of 2001. Should this occur, investors there will likely become more optimistic about local business conditions and begin to bid up the shares of domestic stocks.

WHAT IS YOUR OUTLOOK FOR THE U.S. STOCK MARKET OVER THE NEAR TERM, AND HOW MIGHT THIS AFFECT THE PORTFOLIO'S COMPOSITION?

JD: Should the soft landing scenario play out, as we expect it will, and inflation remains under control, the Fed will not have to raise interest rates again this year. This would bode very well for the stock market, because there would not be any more shocks to the interest rate structure, and investors would not be chased out of stocks into bonds. Although valuations appear to be on the high side, which leads us to have a slight underweight to large-cap equities, we are reluctant to be too negative given the favorable U.S. economic environment.

Fund Facts

INVESTMENT OBJECTIVE
J.P. Morgan Diversified Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds. It is designed for investors who wish to invest for long-term objectives, such as retirement, and who seek over time to attain real appreciation of their investments, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
12/15/93

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 6/30/00
$358,499,646

-------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 6/30/00
$983,099,669

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
QUARTERLY

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/00

EXPENSE RATIO
The fund's current annualized expense ratio of 0.96% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF JUNE 30, 2000

DIVERSIFIED STRATEGY
U.S. LARGE-CAP EQUITIES 52.0%
FIXED INCOME 35.0%
INTERNATIONAL EQUITIES 10.0%
U.S. SMALL-CAP EQUITIES 3.0%

ASSET ALLOCATION AS OF 6/30/00
(PERCENTAGE OF TOTAL INVESTMENTS)
U.S. LARGE-CAP EQUITIES 42.1%
FIXED INCOME 29.1%
INTERNATIONAL EQUITIES 13.6%
U.S. SMALL-CAP EQUITIES 2.4%
SHORT-TERM & OTHER
INVESTMENTS 12.8%

TOP 10 HOLDINGS
(EXCLUDING SHORT-TERM INVESTMENTS)          % OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------
FNMA TBA JULY 30, 7.50% DUE 7/01/30           4.2%
INTEL CORP.                                   2.0%
FNMA TBA JULY 30, 7.00% DUE 7/01/30           2.0%
CISCO SYSTEMS INC.                            2.0%
MICROSOFT CORP.                               1.9%
GENERAL ELECTRIC CO.                          1.8%
FNMA TBA JULY 30, 7.50% DUE 7/01/15           1.6%
EXXON MOBIL CORP.                             1.2%
GNMA TBA JULY 30, 8.00% DUE 7/01/30           1.2%
U.S. TREASURY BONDS, 6.50% DUE 11/15/26       1.2%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

References to specific securities and their issuers are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). The portfolio invests in foreign securities, which are subject to special risks. Investors should refer to the prospectus for a discussion of these risks.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN DIVERSIFIED FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The Diversified Portfolio
  ("Portfolio"), at value                          $360,991,238
Receivable for Shares of Beneficial Interest Sold        99,425
Prepaid Trustees' Fees                                       26
Prepaid Expenses and Other Assets                           850
                                                   ------------
    Total Assets                                    361,091,539
                                                   ------------
LIABILITIES
Payable for Shares of Beneficial Interest
  Redeemed                                            2,431,779
Shareholder Servicing Fee Payable                        73,846
Administrative Services Fee Payable                       7,153
Dividends Payable to Shareholders                           688
Fund Services Fee Payable                                   322
Administration Fee Payable                                  297
Accrued Expenses                                         77,808
                                                   ------------
    Total Liabilities                                 2,591,893
                                                   ------------
NET ASSETS
Applicable to 21,582,956 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $358,499,646
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                              $16.61
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $302,247,818
Undistributed Net Investment Income                   2,199,311
Accumulated Net Realized Gain on Investment           8,273,881
Net Unrealized Appreciation of Investment            45,778,636
                                                   ------------
    Net Assets                                     $358,499,646
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DIVERSIFIED FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                      $ 7,590,761
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $153,928)                                   2,812,142
Allocated Portfolio Expenses (Net of
  Reimbursement of $57,055)                                     (2,099,194)
                                                               -----------
    Net Investment Income Allocated from
      Portfolio                                                  8,303,709
FUND EXPENSES
Shareholder Servicing Fee                          $  826,692
Administrative Services Fee                            81,975
Registration Fees                                      47,133
Transfer Agent Fees                                    40,562
Printing Expenses                                      21,688
Professional Fees                                      13,169
Fund Services Fee                                       5,344
Administration Fee                                      4,108
Trustees' Fees and Expenses                             3,974
Miscellaneous                                          27,427
                                                   ----------
    Total Fund Expenses                             1,072,072
Less: Reimbursement of Expenses                          (686)
                                                   ----------
NET FUND EXPENSES                                                1,071,386
                                                               -----------
NET INVESTMENT INCOME                                            7,232,323
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                     10,552,155
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED
  FROM PORTFOLIO                                                 4,740,251
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $22,524,729
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DIVERSIFIED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2000   JUNE 30, 1999
                                                   --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   7,232,323   $   5,365,639
Net Realized Gain on Investment Allocated from
  Portfolio                                           10,552,155       9,650,906
Net Change in Unrealized Appreciation of
  Investment Allocated
  from Portfolio                                       4,740,251      14,614,060
                                                   -------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                      22,524,729      29,630,605
                                                   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (5,267,216)     (5,528,201)
Net Realized Gain                                    (10,741,495)     (4,482,373)
                                                   -------------   -------------
    Total Distributions to Shareholders              (16,008,711)    (10,010,574)
                                                   -------------   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     167,393,396      69,944,828
Reinvestment of Dividends and Distributions           15,834,355       9,806,241
Cost of Shares of Beneficial Interest Redeemed       (97,570,139)    (60,108,797)
                                                   -------------   -------------
    Net Increase from Shareholder Transactions        85,657,612      19,642,272
                                                   -------------   -------------
    Total Increase in Net Assets                      92,173,630      39,262,303
NET ASSETS
Beginning of Fiscal Year                             266,326,016     227,063,713
                                                   -------------   -------------
End of Fiscal Year (including undistributed net
  investment income of $2,199,311 and $32,419,
  respectively)                                    $ 358,499,646   $ 266,326,016
                                                   =============   =============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DIVERSIFIED FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                        FOR THE FISCAL YEAR ENDED JUNE 30,
                                             --------------------------------------------------------
                                               2000        1999        1998        1997        1996
                                             --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR           $  16.36    $  15.06    $  13.89    $ 12.22     $ 11.20
                                             --------    --------    --------    -------     -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                            0.36        0.34        0.33       0.37        0.30
Net Realized and Unrealized Gain on
  Investment                                     0.70        1.61        2.03       2.02        1.48
                                             --------    --------    --------    -------     -------
Total from Investment Operations                 1.06        1.95        2.36       2.39        1.78
                                             --------    --------    --------    -------     -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                           (0.26)      (0.35)      (0.53)     (0.32)      (0.32)
Net Realized Gain                               (0.55)      (0.30)      (0.66)     (0.40)      (0.44)
                                             --------    --------    --------    -------     -------
Total Distributions to Shareholders             (0.81)      (0.65)      (1.19)     (0.72)      (0.76)
                                             --------    --------    --------    -------     -------

NET ASSET VALUE, END OF YEAR                 $  16.61    $  16.36    $  15.06    $ 13.89     $ 12.22
                                             ========    ========    ========    =======     =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                     6.61%      13.35%      18.06%     20.52%      16.51%
Net Assets, End of Year (in thousands)       $358,500    $266,326    $227,064    $70,338     $53,198
Ratios to Average Net Assets
  Net Expenses                                   0.96%       0.98%       0.98%      0.98%       0.98%
  Net Investment Income                          2.19%       2.22%       2.81%      3.00%       3.04%
  Expenses without Reimbursement                 0.98%       1.01%       1.07%      1.25%       1.36%

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Diversified Fund (the "fund") is a separate series of J.P. Morgan Funds, a Massachusetts business trust (the "trust"), which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on December 15, 1993.

The fund invests all of its investable assets in The Diversified Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (37% at June 30, 2000). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the funds and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared and paid as dividends quarterly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   e) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   f) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement as of June 30, 2000 was to increase undistributed net investment income by $201,785,

J.P. MORGAN DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------
      decrease accumulated net realized gain on investment by $212,340 and increase paid-in capital by $10,555. The adjustments are primarily attributable to the application of tax allocation rules. Net investment income, net realized gains and net assets were not affected by this change.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended June 30, 2000, the fee for these services amounted to $4,108.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended June 30, 2000, the fee for these services amounted to $81,975.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 1.00% of the average daily net assets of the fund through October 31, 2000. Prior to November 1, 1999, it was 0.98%. This reimbursement arrangement can be changed or terminated at any time after October 31, 2000 at the option of Morgan. For the fiscal year ended June 30, 2000, Morgan has agreed to reimburse the fund $57,741 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the fiscal year ended June 30, 2000, the fee for these services amounted to $826,692.

J.P. MORGAN DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $5,344 for the fiscal year ended June 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2000   JUNE 30, 1999
                                                   --------------  --------------
Shares sold......................................     10,253,653       4,535,106
Reinvestment of dividends and distributions......        966,810         647,401
Shares redeemed..................................     (5,911,802)     (3,984,763)
                                                   -------------   -------------
Net Increase.....................................      5,308,661       1,197,744
                                                   =============   =============

From time to time, the fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the fund.

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 26, 1999, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 23, 2000, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 21, 2001. The maximum borrowing under the new agreement is

J.P. MORGAN DIVERSIFIED FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------
$150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Under the Agreement, the commitment fee is at an annual rate of 0.085% on the unused portion of the committed amount. The commitment fee is allocated to the funds in accordance with the procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at June 30, 2000.

                                     *****

TAX INFORMATION NOTICE (UNAUDITED)

For corporate taxpayers 21.11% of the ordinary income distributions paid during the fiscal year ended June 30, 2000 qualify for the corporate dividends received deductions.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Diversified Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Diversified Fund (one of the series constituting part of the J.P. Morgan Funds, hereafter referred to as the "fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
August 16, 2000

The Diversified Portfolio

Annual Report June 30, 2000

(The following pages should be read in conjunction with J.P. Morgan Diversified Fund
Annual Financial Statements)

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
EQUITIES (63.9%)
COMMON STOCK (63.7%)
FOREIGN COMMON STOCK (14.8%)
AUSTRALIA (0.3%)
AMP Ltd. (Insurance)(s)..........................            29,092   $            296,928
Broken Hill Proprietary Company Ltd. (Metals &
  Mining)(s).....................................            27,026                320,463
CSR Ltd. (Building Materials)(s).................            71,463                199,080
Lend Lease Corp. Ltd. (Financial Services)(s)....            20,103                257,177
Lion Nathan Ltd. (Food, Beverages &
  Tobacco)(s)....................................            41,754                 93,363
National Australia Bank Ltd. (Banking)(s)........            26,200                438,837
Southcorp Holdings Ltd. (Food, Beverages &
  Tobacco)(s)....................................            83,000                240,190
Telstra Corp. Ltd. (Telecommunication
  Services)(s)...................................            90,800                369,611
Telstra Corp. Ltd.- Installment Receipt
  (Telecommunication Services)(s)................            15,332                 34,979
Westpac Banking Corp. Ltd. (Banking)(s)..........            33,296                240,884
WMC Ltd. (Metals & Mining)(s)....................            24,836                111,431
                                                                      --------------------
                                                                                 2,602,943
                                                                      --------------------

BELGIUM (0.0%)
Agfa Gevaert NV (Industrial Products &
  Services)(s)...................................             3,137                 72,133
Real Software (Computer Software)(s).............             1,205                 77,384
Ubizen (Computer Software)+(s)...................             3,752                133,062
                                                                      --------------------
                                                                                   282,579
                                                                      --------------------
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------

BERMUDA (0.8%)
Global Crossing Ltd. (Telecommunication
  Services)+.....................................            63,600   $          1,673,475
RenaissanceRe Holdings Ltd. (Insurance)..........             8,400                365,925
Tyco International Ltd. (Diversified
  Manufacturing).................................           116,500              5,519,187
                                                                      --------------------
                                                                                 7,558,587
                                                                      --------------------

CANADA (1.8%)
Certicom Corp. (Computer Software)+..............             4,400                301,331
Exfo Electro-Optical Engineering, Inc.
  (Telecommunications-Equipment)+................               300                 13,163
Genesis Microchip, Inc. (Semiconductors)+........             2,400                 42,900
Nortel Networks Corp. (Telecommunications-
  Equipment).....................................           179,100             12,223,575
Optimal Robotics Corp. (Computer Systems)+.......             7,100                272,462
Seagram Company Ltd. (Entertainment, Leisure &
  Media).........................................            80,100              4,645,800
                                                                      --------------------
                                                                                17,499,231
                                                                      --------------------

DENMARK (0.0%)
Novo Nordisk A/S, B Shares
  (Pharmaceuticals)(s)...........................             2,160                369,141
                                                                      --------------------

FINLAND (0.4%)
Nokia OYJ (Telecommunications-Equipment)(s)......            56,052              2,871,638
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................             3,826                155,856
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................            30,560                280,479
Tietoenator OYJ (Computer Software)(s)...........             4,451                149,106
                                                                      --------------------
                                                                                 3,457,079
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
FRANCE (1.0%)
Alstom (Machinery)(s)............................            12,369   $            335,633
Aventis SA (Pharmaceuticals)(s)..................             3,107                227,672
Axa (Insurance)(s)...............................             3,785                598,605
BNP Paribas (Financial Services)(s)..............             7,622                736,411
Carrefour SA (Retail)(s).........................             7,476                513,066
Christian Dior SA (Apparels & Textiles)(s).......             1,727                393,140
CNP Assurances (Insurance)(s)....................             3,209                109,807
Coface (Financial Services)(s)...................             1,538                147,417
Coflexip SA (Oil-Services)(s)....................             2,054                250,032
Fimatex (Financial Services)+(s).................            13,931                207,236
France Telecom SA (Telecommunication
  Services)(s)...................................             2,890                405,536
Genset SA (Biotechnology)+(s)....................             3,081                221,485
Groupe Danone (Food, Beverages & Tobacco)(s).....             6,910                920,627
Lafarge SA (Building Materials)(s)...............             6,603                515,177
Lagardere S.C.A. (Multi-Industry)(s).............             3,918                300,431
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................               527                218,165
Renault SA (Automotive)(s).......................             7,448                339,811
Rhodia SA (Chemicals)(s).........................            10,882                183,574
Suez Lyonnaise des Eaux SA (Utilities)(s)........             2,917                513,054
Total Fina Elf, B Shares (Oil-Services)+(s)......             9,994              1,538,423
Usinor SA (Metals & Mining)(s)...................             9,569                117,216
Vivendi SA (Utilities)(s)........................            16,388              1,452,191
                                                                      --------------------
                                                                                10,244,709
                                                                      --------------------

GERMANY (0.8%)
Allianz AG (Insurance)(s)........................             2,522                909,641
BASF AG (Chemicals)(s)...........................            14,795                597,019
Bayer AG (Chemicals)(s)..........................            15,493                607,068
Brokat Infosystems AG (Computer Software)+(s)....             1,881                148,742
Consors Discount Broker AG (Financial
  Services)+(s)..................................             2,295                205,127
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
GERMANY (CONTINUED)
DaimlerChrysler AG (Automotive)(s)...............             5,555   $            290,875
Deutsche Bank AG (Banking)(s)....................             8,961                740,380
Deutsche Lufthansa AG (Airlines)(s)..............             9,348                216,922
Deutsche Telekom AG (Telecommunication
  Services)(s)...................................            22,658              1,298,714
E.On AG (Diversified Manufacturing)(s)...........            18,007                871,613
Intershop Communications AG (Computer
  Software)+(s)..................................               484                221,240
Marschollek, Lautenschlaeger und Partner AG
  (Financial Services)(s)........................               100                 42,174
PrimaCom AG (Broadcasting & Publishing)+(s)......             3,782                170,377
Schering AG (Pharmaceuticals)(s).................             7,881                433,595
Siemens AG (Diversified Manufacturing)(s)........             6,617              1,002,095
                                                                      --------------------
                                                                                 7,755,582
                                                                      --------------------

HONG KONG (0.2%)
Bank of East Asia Ltd. (Banking)(s)..............           106,000                247,482
Cable and Wireless HKT Ltd. (Telecommunication
  Services)(s)...................................            96,000                211,204
Cheung Kong Holdings Ltd. (Real Estate)(s).......            21,000                232,352
Hong Kong Electric Holdings Ltd. (Electric)(s)...            96,500                310,719
Hutchison Whampoa Ltd. (Multi-Industry)(s).......            66,600                837,274
SmarTone Telecommunications Holdings Ltd.
  (Telecommunication Services)...................            64,500                142,730
Sunevision Holdings Ltd. (Computer
  Systems)+(s)...................................           150,000                120,265
                                                                      --------------------
                                                                                 2,102,026
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
IRELAND (0.1%)
SmartForce Public Limited Co., Sponsored ADR
  (Computer Software)+...........................             7,500   $            360,000
Trintech Group PLC (Computer Software)+(s).......             7,784                150,711
                                                                      --------------------
                                                                                   510,711
                                                                      --------------------

ISRAEL (0.0%)
ECtel Ltd. (Telecommunication Services)+.........             1,800                 41,400
M-Systems Flash Disk Pioneers Ltd. (Computer
  Peripherals)+..................................             3,500                272,563
                                                                      --------------------
                                                                                   313,963
                                                                      --------------------

ITALY (0.5%)
Banca Fideuram SPA (Financial Services)(s).......            25,733                389,707
Banca Popolare di Milano (Banking)(s)............            39,444                285,443
Bipop-Carire SPA (Banking)(s)....................            22,010                173,835
Credito Emiliano SPA (Banking)(s)................            70,246                201,318
ENI SPA (Oil-Services)(s)........................           145,711                844,965
Fiat SPA (Automotive)(s).........................             7,397                192,706
Mediolanum SPA (Insurance)(s)....................            15,200                248,258
Saipem SPA (Oil-Services)(s).....................            43,462                258,281
San Paolo - IMI SPA (Banking)(s).................            23,996                427,572
Telecom Italia Mobile SPA (Telecommunication
  Services)(s)...................................            59,404                609,243
Telecom Italia SPA (Telecommunication
  Services)(s)...................................            43,351                598,346
UniCredito Italiano SPA (Financial
  Services)(s)...................................            70,406                338,095
                                                                      --------------------
                                                                                 4,567,769
                                                                      --------------------

JAPAN (3.1%)
Advantest Corp. (Electronics)(s).................             1,100                245,877
Aiful Corp. (Financial Services)(s)..............             1,800                166,382
Ajinomoto Co., Inc. (Food, Beverages &
  Tobacco)(s)....................................            35,000                449,884
Asahi Bank Ltd. (Banking)(s).....................            33,000                139,105
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
JAPAN (CONTINUED)
Bank of Fukuoka Ltd. (Banking)(s)................            36,000   $            245,659
Bank of Tokyo - Mitsubishi Ltd. (Banking)(s).....            45,000                544,823
Bridgestone Corp. (Automotive)(s)................            18,000                381,929
Chuo Mitsui Trust and Banking Co. Ltd.
  (Banking)(s)...................................               200                    873
Daiwa Securities Group, Inc. (Financial
  Services)(s)...................................            16,000                211,710
DDI Corp. (Telecommunication Services)(s)........                14                134,965
Ebara Corp. (Machinery)(s).......................            51,000                692,661
Fuji Bank Ltd. (Banking)(s)......................            42,000                319,947
Fuji Heavy Industries, Ltd. (Automotive)(s)......            38,000                276,546
Fujitsu Ltd. (Computer Systems)(s)...............            39,000              1,352,772
Hitachi Ltd. (Electrical Equipment) (s)..........            41,000                592,883
Hitachi Software Engineering Co. (Computer
  Software)(s)...................................             1,000                108,691
Honda Motor Co. Ltd. (Automotive)(s).............            11,000                375,313
Industrial Bank of Japan, Ltd. (Banking)(s)......            30,000                227,967
Ito - Yokado Co. Ltd. (Retail)(s)................             3,000                180,899
Kaken Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(s)...........................             8,000                 62,076
Kawasaki Steel Corp. (Metals & Mining)(s)........           113,000                162,336
Macnica, Inc. (Distributors)(s)..................             1,300                201,503
Marui Co. Ltd. (Retail)(s).......................            14,000                268,607
Matsushita Electric Industrial Co., Ltd.
  (Electronics)(s)...............................            26,000                675,771
Minebea Co. Ltd. (Electrical Equipment)(s).......            51,000                641,085
Mitsubishi Chemical Corp. (Chemicals)............           208,000                855,158
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................            88,000                797,618
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......            28,000                330,268
Namco Ltd. (Entertainment, Leisure & Media)(s)...             6,000                216,625

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
JAPAN (CONTINUED)
NEC Corp. (Computer Systems)(s)..................            33,000   $          1,038,609
Nintendo Co. Ltd. (Entertainment, Leisure &
  Media)(s)......................................             1,900                332,574
Nippon Meat Packers, Inc. (Food, Beverages &
  Tobacco)(s)....................................            17,000                249,043
Nippon Telegraph & Telephone Corp.
  (Telecommunication Services)(s)................               136              1,812,391
Nippon Yusen Kabushiki Kaisha
  (Transportation)(s)............................           164,000                790,511
Nishimatsu Construction Co., Ltd.
  (Construction & Housing)(s)....................            90,000                355,560
Nissan Motor Co. Ltd. (Automotive)(s)............           114,000                673,409
Nisshin Steel Co. Ltd. (Metals & Mining)(s)......            76,000                 83,323
Nomura Securities Co Ltd (Finance)(s)............            23,000                564,104
Omron Corp. (Electrical Equipment)(s)............             5,000                136,099
Oriental Land Co. Ltd. (Restaurants &
  Hotels)(s).....................................             1,800                184,245
Orix Corp. (Financial Services)(s)...............             1,700                251,453
Osaka Gas Co. Ltd. (Natural Gas)(s)..............            89,000                256,557
Paris Miki, Inc. (Retail)(s).....................             2,700                176,079
Pioneer Corp. (Electronics)(s)...................            13,000                507,443
Promise Co. Ltd (Financial Services)(s)..........             3,300                261,368
Ricoh Co. Ltd. (Electrical Equipment)(s).........            17,000                360,711
Rohm Co. Ltd. (Electronics)(s)...................             1,900                556,684
Snow Brand Milk Products Co. Ltd. (Food,
  Beverages & Tobacco)(s)........................            36,000                193,942
Softbank Corp. (Information Processing)(s).......             4,200                571,618
Sony Corp. (Electronics)(s)......................            13,400              1,253,816
Sumitomo Bakelite Co. Ltd. (Chemicals)(s)........            15,000                198,053
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
JAPAN (CONTINUED)
Sumitomo Bank Ltd. (Banking)(s)..................            23,000   $            282,595
Sumitomo Rubber Industries Ltd.
  (Automotive)(s)................................            51,000                308,010
Sumitomo Trust and Banking Co. (Banking)(s)......            40,000                285,431
Suzuki Motor Corp. (Automotive)(s)...............            14,000                181,012
Taiheiyo Cement Corp. (Building Materials)(s)....            45,000                 94,419
Takeda Chemical Industries Ltd.
  (Pharmaceuticals)(s)...........................            15,000                986,721
Takefuji Corp. (Financial Services)(s)...........             1,900                230,036
TDK Corp. (Electronics)(s).......................             1,000                144,039
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)(s).................................            19,000                219,801
Tokuyama Corp. (Chemicals)(s)....................            36,000                261,991
Tokyo Electric Power Co., Inc. (Electric)(s).....            15,500                378,692
Tokyo Electron Ltd. (Electronics)(s).............             3,000                411,701
Tokyo Gas Co. Ltd. (Natural Gas)(s)..............            78,000                219,687
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................            21,400                 70,184
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing)(s).................................            42,000                445,385
Tostem Corp. (Construction & Housing)(s).........            26,000                425,122
Toyo Trust & Banking Co. Ltd. (Banking)(s).......            56,000                189,481
Toyota Motor Corp. Ltd. (Automotive)(s)..........            27,000              1,232,550
Uny Co. Ltd. (Retail)(s).........................            29,000                401,541
Welfide Corp. (Pharmaceuticals)(s)...............            13,000                166,854
West Japan Railway Co. (Railroads)(s)............               179                727,470
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(s)...........................            16,000                875,573

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
JAPAN (CONTINUED)
Yasuda Fire & Marine Insurance Co., Ltd.
  (Insurance)(s).................................            31,000   $            163,782
York - Benimaru Co. Ltd. (Retail)(s).............             3,400                 96,404
                                                                      --------------------
                                                                                30,466,006
                                                                      --------------------
LUXEMBOURG (0.0%)
Audiofina (Broadcasting & Publishing)(s).........             1,951                252,454
                                                                      --------------------

NETHERLANDS (1.6%)
ASM Lithography Holding NV (Electronics)+(s).....             4,819                207,947
Core Laboratories NV (Oil-Services)+.............             4,400                127,600
Equant NV (Computer Systems)+(s).................             3,703                151,059
Equant NV (Frankfurt line) (Computer
  Systems)+(s)...................................             3,658                154,973
Getronics NV (Computer Systems)(s)...............             9,347                144,689
Heineken NV (Food, Beverages & Tobacco)(s).......             8,886                542,972
ING Groep NV (Financial Services)(s).............            13,320                903,916
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................             6,569                312,929
KPN NV (Telecommunication Services)(s)...........            23,338              1,048,007
Lycos Europe NV (Computer Systems)+(s)...........            14,319                135,875
Royal Dutch Petroleum Co. - NY Shares
  (Oil-Production)...............................           104,000              6,402,500
Royal Dutch Petroleum Co. (Oil-Production)(s)....            16,257              1,014,407
Royal Philips Electronics NV (Electronics)(s)....            34,643              1,640,338
TNT Post Group NV (Transport & Services)(s)......                28                    758
Unilever NV, NY Shares (Food, Beverages &
  Tobacco).......................................            39,500              1,698,500
United Pan-Europe Communications NV, A Shares
  (Telecommunication Services)+(s)...............            14,412                378,362
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
NETHERLANDS (CONTINUED)
Versatel Telecom International NV
  (Telecommunication Services)+(s)...............             7,175   $            302,598
VNU NV (Broadcasting & Publishing)(s)............             5,030                260,829
                                                                      --------------------
                                                                                15,428,259
                                                                      --------------------

NEW ZEALAND (0.0%)
Fletcher Challenge Building (Building
  Materials)(s)..................................            11,623                 12,365
Fletcher Challenge Energy (Gas Exploration)(s)...             5,916                 19,355
Telecom Corp. of New Zealand Ltd.
  (Telecommunication Services)(s)................            60,576                212,442
                                                                      --------------------
                                                                                   244,162
                                                                      --------------------

PORTUGAL (0.0%)
PT - Multimedia.com - Servicos de Acesso a
  Internet (Computer Software)+(s)...............             4,421                 34,027
PT Multimedia - Servicos de Telecomunicacoes
  (Telecommunication Services)+(s)...............             4,421                220,351
Telecel-Communicacoes Pessoais SA
  (Telecommunication Services)+(s)...............            12,799                195,058
                                                                      --------------------
                                                                                   449,436
                                                                      --------------------

SINGAPORE (0.1%)
Chartered Semiconductor Manufacturing Ltd.
  (Semiconductors)+(s)...........................             9,000                 78,600
DBS Group Holdings Ltd. (Financial
  Services)(s)...................................            28,379                364,380
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing)(s).................................            19,000                296,703
                                                                      --------------------
                                                                                   739,683
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
SPAIN (0.4%)
Amadeus Global Travel Distribution SA
  (Transport & Services)(s)......................            16,415   $            188,018
Banco Bilbao Vizcaya Argentaria SA
  (Banking)(s)...................................            31,909                478,650
Banco Santander Central Hispano SA
  (Banking)(s)...................................            60,043                635,939
Endesa SA (Electric)(s)..........................            41,535                807,769
Indra Sistemas SA (Information Processing)(s)....             7,198                165,306
Repsol YPF SA (Oil-Production)(s)................            22,840                456,450
Telefonica SA (Telecommunication Services)+(s)...            69,023              1,488,563
                                                                      --------------------
                                                                                 4,220,695
                                                                      --------------------

SWEDEN (0.5%)
Autoliv, Inc., SDR (Automotive)(s)...............            10,125                249,344
Hennes & Mauritz AB, B Shares (Retail)(s)........             8,049                168,854
Investor AB, B Shares (Financial Services)(s)....            14,606                200,664
LM Ericsson, B Shares (Telecommunications-
  Equipment)(s)..................................           119,936              2,386,140
Skandia Forsakrings AB (Insurance)(s)............            46,597              1,237,841
Skandinaviska Ensklida Banken (Banking)(s).......            37,538                447,238
                                                                      --------------------
                                                                                 4,690,081
                                                                      --------------------

SWITZERLAND (0.9%)
ABB Ltd. (Holding Companies)(s)..................             3,903                468,643
Carrier 1 International SA (Telecommunication
  Services)+(s)..................................             2,088                118,079
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)(s)........................               220                594,613
Credit Suisse Group (Financial Services)(s)......             3,838                765,901
Fantastic Corp (Computer Software)+(s)...........             5,256                 52,394
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
SWITZERLAND (CONTINUED)
Givaudan (Personal Care)+(s).....................               161   $             49,158
Nestle SA (Food, Beverages & Tobacco)(s).........               697              1,399,487
Novartis AG (Pharmaceuticals)(s).................               886              1,407,923
Roche Holding AG (Pharmaceuticals)(s)............               109              1,064,461
Schweizerische Lebensversicherungs-und
  Rentenanstalt (Insurance)(s)...................               491                294,401
SGS Societe Generale de Surveillance Holding SA
  (Commercial Services)(s).......................               170                294,816
Swatch Group AG, B shares (Electronics)(s).......               209                266,568
Swisscom AG (Telecommunication Services)(s)......             1,651                573,652
UBS AG (Banking)(s)..............................             7,028              1,032,957
Zurich Allied AG (Insurance)(s)..................             1,763                873,856
                                                                      --------------------
                                                                                 9,256,909
                                                                      --------------------

UNITED KINGDOM (2.3%)
3i Group PLC (Financial Services)(s).............            13,200                271,553
ARM Holdings PLC (Electronics)+(s)...............            27,600                295,804
AstraZeneca Group PLC (Pharmaceuticals)(s).......             8,200                382,940
BAE Systems PLC (Aerospace)(s)...................            50,121                312,592
Bank of Scotland (Banking)(s)....................            28,522                271,361
BG Group PLC (Gas Exploration)(s)................            50,211                324,555
Billiton PLC (Metals & Mining)(s)................            63,300                257,761
Bookham Technology PLC (Electronics)+(s).........             1,200                 69,864
BP Amoco PLC (Oil-Production)(s).................           273,082              2,620,860
British Airways PLC (Airlines)(s)................            18,800                108,144
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................            25,415                169,664

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
UNITED KINGDOM (CONTINUED)
British Sky Broadcasting Group PLC
  (Broadcasting & Publishing)+(s)................            20,900   $            408,762
British Telecommunications PLC
  (Telecommunications)(s)........................            50,400                651,553
Cable & Wireless PLC (Telecommunications)(s).....            13,152                222,784
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................            62,000                407,327
Carlton Communications PLC (Entertainment,
  Leisure & Media)(s)............................            12,241                157,506
Celltech Group PLC (Pharmaceuticals)+(s).........             8,300                160,823
CMG PLC (Computer Systems)(s)....................             9,900                138,774
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................            17,600                231,922
Dixons Group PLC (Retail)(s).....................            40,956                166,775
FirstGroup PLC (Transport & Services)(s).........            22,500                 80,381
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........            49,200              1,435,186
Glynwed International PLC (Diversified
  Manufacturing)(s)..............................            39,900                143,147
Granada Group PLC (Consumer Goods &
  Services)(s)...................................            19,900                198,819
Great Universal Stores PLC (Retail)(s)...........            28,200                181,426
Hanson PLC (Building Materials)(s)...............            46,800                330,845
Hays PLC (Commercial Services)(s)................            43,600                243,212
Hilton Group PLC (Restaurants & Hotels)(s).......            41,400                145,395
HSBC Holdings PLC (Financial Services)(s)........            77,000                880,616
Imperial Chemical Industries PLC
  (Chemicals)(s).................................            15,500                123,066
Johnson Matthey PLC (Chemicals)(s)...............             5,038                 70,926
Kingfisher PLC (Retail)(s).......................            21,800                198,497
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
UNITED KINGDOM (CONTINUED)
Lloyds TSB Group PLC (Banking)(s)................            87,900   $            830,300
Marconi PLC (Telecommunications-Equipment)(s)....            37,500                488,193
MFI Furniture Group PLC (Household
  Products)(s)...................................            60,953                 58,822
National Power PLC (Electric)(s).................            28,084                178,979
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................            46,300                 83,404
Nycomed Amersham PLC (Medical Supplies)(s).......            24,445                242,748
Ocean Group PLC (Transport & Services)(s)........             9,700                160,051
Pearson PLC (Broadcasting & Publishing)(s).......             9,900                314,714
Prudential PLC (Insurance)(s)....................            29,500                432,274
Reckitt Benckiser PLC (Household Products)(s)....            27,200                304,693
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................            20,382                347,722
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................            65,827                427,487
Royal Bank of Scotland Group PLC (Banking)(s)....            25,400                425,256
Sage Group PLC (Computer Software)(s)............            24,100                195,179
Schroders PLC (Financial Services)(s)............             6,000                107,902
Scottish Power PLC (Electric)(s).................            36,900                312,807
Severn Trent PLC (Water)(s)......................            14,468                157,799
Smith & Nephew PLC (Medical Supplies)(s).........            39,800                147,006
SmithKline Beecham PLC (Pharmaceuticals)(s)......            68,900                902,187
Standard Chartered PLC (Banking)(s)..............            19,500                242,938
Tesco PLC (Retail)(s)............................           101,400                315,436
TI Group PLC (Diversified Manufacturing)(s)......            24,100                131,335
Trinity Mirror PLC (Broadcasting &
  Publishing)(s).................................             9,900                 88,869

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
UNITED KINGDOM (CONTINUED)
United News & Media PLC (Broadcasting &
  Publishing)(s).................................             8,400   $            120,799
Vodafone AirTouch PLC (Telecommunications)(s)....           763,457              3,085,725
Williams PLC (Diversified Manufacturing)(s)......            27,900                162,602
Woolwich PLC (Financial Services)(s).............            32,100                135,937
WPP Group PLC (Business & Public Services)(s)....            17,300                252,717
                                                                      --------------------
                                                                                22,316,721
                                                                      --------------------
  TOTAL FOREIGN COMMON STOCK
   (COST $114,439,077)...........................                              145,328,726
                                                                      --------------------

UNITED STATES (48.9%)
BASIC INDUSTRIES (1.4%)
CHEMICALS (0.8%)
Air Products and Chemicals, Inc..................            47,400              1,460,512
Albemarle Corp...................................             9,900                195,525
Bush Boake Allen, Inc.+..........................             2,400                105,000
Dow Chemical Co..................................            38,600              1,165,237
Geon Co..........................................            18,400                340,400
Georgia Gulf Corp................................            14,600                303,862
Minerals Technologies, Inc.......................             7,300                335,800
PPG Industries, Inc..............................            26,100              1,156,556
Praxair, Inc.....................................            18,400                688,850
Rohm & Haas Co...................................            47,700              1,645,650
Solutia, Inc.....................................             8,100                111,375
Symyx Technologies, Inc.+........................             5,700                242,873
Wellman, Inc.....................................            24,400                394,975
                                                                      --------------------
                                                                                 8,146,615
                                                                      --------------------

FOREST PRODUCTS & PAPER (0.3%)
Bowater, Inc.....................................             3,600                158,850
Buckeye Technologies, Inc.+......................             9,000                197,437
Caraustar Industries, Inc........................            19,200                290,400
Fort James Corp..................................            24,300                561,937
Georgia-Pacific Group............................             5,300                139,125
International Paper Co...........................            12,600                375,637
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
FOREST PRODUCTS & PAPER (CONTINUED)
Smurfit-Stone Container Corp.+...................            39,500   $            508,562
Temple-Inland, Inc...............................             6,300                264,600
                                                                      --------------------
                                                                                 2,496,548
                                                                      --------------------

METALS & MINING (0.3%)
Alcoa, Inc.......................................            80,100              2,322,900
Allegheny Technologies, Inc......................            16,100                289,800
Mueller Industries, Inc.+........................             7,900                221,200
Nucor Corp.......................................             7,200                238,950
                                                                      --------------------
                                                                                 3,072,850
                                                                      --------------------
  TOTAL BASIC INDUSTRIES.........................                               13,716,013
                                                                      --------------------

CONSUMER GOODS & SERVICES (9.2%)
APPARELS & TEXTILES (0.1%)
Genesco, Inc.+...................................             4,100                 65,856
Jones Apparel Group, Inc.+.......................            14,200                333,700
Vans, Inc.+......................................             5,000                 73,125
                                                                      --------------------
                                                                                   472,681
                                                                      --------------------

AUTOMOTIVE (0.9%)
BorgWarner, Inc..................................             3,500                122,937
Dana Corp........................................            25,500                540,281
Delphi Automotive Systems Corp...................            60,200                876,662
Ford Motor Co....................................           101,300              4,355,900
General Motors Corp..............................            44,400              2,577,975
Goodyear Tire and Rubber Co......................            16,200                324,000
Visteon Corp.+...................................            11,430                138,589
                                                                      --------------------
                                                                                 8,936,344
                                                                      --------------------

BROADCASTING & PUBLISHING (1.2%)
AT&T Corp. - Liberty Media Group, Class A+.......            76,900              1,864,825
Comcast Corp., Special Class A+..................            46,800              1,895,400
Entercom Communications Corp.+...................             4,600                224,250
Gannett Co., Inc.................................            25,700              1,537,181
Knight-Ridder, Inc...............................             5,500                292,531
MediaOne Group, Inc.+............................            69,200              4,588,911
New York Times Co., Class A......................            11,800                466,100

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
BROADCASTING & PUBLISHING (CONTINUED)
Spanish Broadcasting System, Inc., Class A+......            14,500   $            298,156
Valassis Communications, Inc.+...................            10,600                404,125
                                                                      --------------------
                                                                                11,571,479
                                                                      --------------------

ENTERTAINMENT, LEISURE & MEDIA (1.3%)
America Online, Inc.+............................           110,400              5,823,600
American Classic Voyages Co.+....................             5,200                107,250
Anchor Gaming+...................................             7,800                373,912
Concord Camera Corp.+............................             1,800                 37,575
Fox Entertainment Group, Inc., Class A+..........            14,500                440,437
Hasbro, Inc......................................            13,500                203,344
iBEAM Broadcasting Corp.+........................            10,800                194,400
International Game Technology+...................            14,000                371,000
JAKKS Pacific, Inc.+.............................             7,000                103,250
Time Warner, Inc.................................            73,100              5,555,600
                                                                      --------------------
                                                                                13,210,368
                                                                      --------------------

FOOD, BEVERAGES & TOBACCO (1.3%)
Beringer Wine Estates Holdings, Inc.,
  Class B+.......................................             2,500                 88,281
Bestfoods........................................            14,600              1,011,050
Coca-Cola Co.....................................            27,300              1,568,044
General Mills, Inc...............................            12,100                462,825
H.J. Heinz Co....................................            31,300              1,369,375
Keebler Foods Co.................................             7,900                293,287
Kellogg Co.......................................            35,400              1,053,150
Nabisco Holdings Corp., Class A..................               800                 42,000
Philip Morris Companies, Inc.....................           232,200              6,167,812
Quaker Oats Co...................................            13,000                976,625
                                                                      --------------------
                                                                                13,032,449
                                                                      --------------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.0%)
Stanley Furniture Co., Inc.+.....................            11,100                244,200
                                                                      --------------------
HOUSEHOLD PRODUCTS (0.9%)
Alberto-Culver Co., Class B......................             7,300                223,106
Clorox Co........................................            23,200              1,039,650
Kimberly-Clark Corp..............................            42,300              2,426,962
Procter & Gamble Co..............................            89,900              5,146,775
                                                                      --------------------
                                                                                 8,836,493
                                                                      --------------------
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------

PERSONAL CARE (0.4%)
Estee Lauder Companies, Inc., Class A............             7,300   $            360,894
Gillette Co......................................            91,100              3,182,806
                                                                      --------------------
                                                                                 3,543,700
                                                                      --------------------

RESTAURANTS & HOTELS (0.3%)
Aztar Corp.+.....................................             7,000                108,500
Extended Stay America, Inc.+.....................             5,700                 52,725
Marriott International, Inc., Class A............            20,400                735,675
McDonald's Corp..................................            18,200                599,462
Starwood Hotels & Resorts Worldwide, Inc.........            34,000              1,107,125
                                                                      --------------------
                                                                                 2,603,487
                                                                      --------------------

RETAIL (2.8%)
BJ's Wholesale Club, Inc.+.......................             1,300                 42,900
Circuit City Stores-Circuit City Group...........             4,200                139,387
Cost Plus, Inc.+.................................             6,700                192,206
Federated Department Stores, Inc.+...............            26,000                877,500
Gap, Inc.........................................            84,000              2,625,000
Home Depot, Inc..................................            64,200              3,205,987
J.C. Penney, Inc.................................            21,500                396,406
Kroger Co.+......................................            63,700              1,405,381
Limited Inc......................................            34,400                743,900
Lowe's Companies, Inc............................            27,100              1,112,794
May Department Stores Co.........................            33,700                808,800
Nordstrom, Inc...................................             5,700                137,512
Pacific Sunwear of California, Inc.+.............             3,500                 65,625
School Specialty, Inc.+..........................            15,100                280,294
Sears, Roebuck & Co..............................            25,000                815,625
Sonic Automotive, Inc.+..........................             4,400                 47,025
Target Corp......................................            43,200              2,505,600
TJX Companies, Inc...............................            34,000                637,500
Wal-Mart Stores, Inc.............................           205,100             11,818,887
                                                                      --------------------
                                                                                27,858,329
                                                                      --------------------
  TOTAL CONSUMER GOODS & SERVICES................                               90,309,530
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
ENERGY (2.6%)
GAS EXPLORATION (0.1%)
Kinder Morgan, Inc...............................             5,600   $            193,550
Newfield Exploration Co.+........................            10,000                391,250
Spinnaker Exploration Co.+.......................             3,900                 99,937
Union Pacific Resources Group, Inc...............            26,000                572,000
                                                                      --------------------
                                                                                 1,256,737
                                                                      --------------------

GAS PIPELINES (0.2%)
Columbia Energy Group............................             8,000                525,000
Dynegy, Inc., Class A............................             7,300                498,681
Williams Companies, Inc..........................            20,800                867,100
                                                                      --------------------
                                                                                 1,890,781
                                                                      --------------------

NATURAL GAS (0.1%)
El Paso Energy Corp..............................            11,400                580,687
                                                                      --------------------

OIL PRODUCTION (2.0%)
Apache Corp......................................             5,500                323,469
Chevron Corp.....................................            32,900              2,790,331
Conoco, Inc., Class A............................            16,000                352,000
Conoco, Inc., Class B............................            14,800                363,525
Devon Energy Corp................................             3,800                213,512
Exxon Mobil Corp.................................           168,800             13,250,800
Phillips Petroleum Co............................             3,300                167,269
Texaco, Inc......................................            26,800              1,427,100
Tosco Corp.......................................             6,100                172,706
Unit Corp.+......................................             3,300                 44,550
Valero Energy Corp...............................             4,000                127,000
                                                                      --------------------
                                                                                19,232,262
                                                                      --------------------

OIL SERVICES (0.2%)
Baker Hughes, Inc................................            16,300                521,600
Cooper Cameron Corp.+............................             6,600                435,600
Global Industries, Ltd.+.........................             4,700                 88,712
Global Marine, Inc.+.............................            16,200                456,637
Gulf Island Fabrication, Inc.+...................             2,300                 39,100
National-Oilwell, Inc.+..........................            13,200                433,950
Smith International, Inc.+.......................             2,600                189,312
Universal Compression Holdings, Inc.+............             2,600                 87,100
                                                                      --------------------
                                                                                 2,252,011
                                                                      --------------------
  TOTAL ENERGY...................................                               25,212,478
                                                                      --------------------
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------

FINANCE (6.9%)
BANKING (1.4%)
Bank of America Corp.............................             6,400   $            275,200
Bank One Corp....................................            57,100              1,516,719
Bank United Corp., Class A.......................            11,200                394,100
Banknorth Group, Inc.............................            10,300                157,719
Charter One Financial, Inc.......................            15,100                347,300
City National Corp...............................             4,200                145,950
Comerica, Inc....................................            11,300                507,087
Compass Bancshares, Inc..........................             4,500                 76,781
Dime Bancorp, Inc................................            12,000                189,000
First Tennessee National Corp....................             9,400                155,687
First Union Corp.................................            86,100              2,136,356
Firstar Corp.....................................            37,100                781,419
FleetBoston Financial Corp.......................            19,200                652,800
Golden West Financial Corp.......................             8,200                334,662
GreenPoint Financial Corp........................             8,000                150,000
Hibernia Corp., Class A..........................             8,200                 89,175
KeyCorp..........................................            38,900                685,612
Marshall & Ilsley Corp...........................             8,700                361,050
Mercantile Bankshares Corp.......................             4,900                146,081
National Commerce Bancorporation.................             8,100                130,106
North Fork Bancorporation, Inc...................            12,500                189,062
Pacific Century Financial Corp...................             5,700                 83,362
PNC Financial Services Group.....................            25,900              1,214,062
Regions Financial Corp...........................            10,300                204,712
SouthTrust Corp..................................            12,100                273,762
Sterling Bancshares, Inc.........................             2,300                 24,869
Summit Bancorp...................................            12,700                312,737
TCF Financial Corp...............................             4,200                107,887
U.S. Bancorp.....................................            54,100              1,041,425
Union Planters Corp..............................             9,700                270,994
Washington Mutual, Inc...........................            39,400              1,137,675
                                                                      --------------------
                                                                                14,093,351
                                                                      --------------------

FINANCIAL SERVICES (3.8%)
A.G. Edwards, Inc................................             3,300                128,700
American Capital Strategies, Ltd.................             2,900                 69,237
Ameritrade Holding Corp., Class A+...............             9,800                113,925
Associates First Capital Corp., Class A..........            53,000              1,182,562
AXA Financial, Inc...............................            20,500                697,000
Bear Stearns Companies, Inc......................             8,900                370,462

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
FINANCIAL SERVICES (CONTINUED)
Capital One Financial Corp.......................             8,400   $            374,850
Charles Schwab Corp..............................           112,921              3,796,969
CIT Group, Inc., Class A.........................            18,700                303,875
Citigroup, Inc...................................           174,100             10,489,525
Donaldson, Lufkin & Jenrette, Inc. - DLJ
  Direct.........................................             2,000                 84,875
Doral Financial Corp.............................             9,500                108,656
E*TRADE Group, Inc.+.............................            24,600                405,900
Fannie Mae.......................................            73,400              3,830,562
Franklin Resources, Inc..........................            18,600                564,975
Freddie Mac......................................            50,200              2,033,100
Gabelli Asset Management, Inc., Class A+.........             4,500                112,500
Goldman Sachs Group, Inc.........................            34,600              3,282,675
John Hancock Financial Services, Inc.+...........            44,900              1,063,569
Lehman Brothers Holdings, Inc....................             9,800                926,712
Medallion Financial Corp.........................             3,300                 50,944
Merrill Lynch & Co., Inc.........................            30,700              3,530,500
Morgan Stanley Dean Witter & Co..................            26,100              2,172,825
PaineWebber Group, Inc...........................             8,100                368,550
Providian Financial Corp.........................            10,600                954,000
TD Waterhouse Group, Inc. +......................            30,000                519,375
                                                                      --------------------
                                                                                37,536,823
                                                                      --------------------

INSURANCE (1.5%)
Aetna, Inc.......................................            15,800              1,014,162
Allstate Corp....................................           118,500              2,636,625
Ambac Financial Group, Inc.......................            10,300                564,569
American General Corp............................             2,200                134,200
American International Group, Inc................            16,400              1,927,000
Aon Corp.........................................            24,200                751,712
CIGNA Corp.......................................            15,700              1,467,950
E. W. Blanch Holdings, Inc.......................             4,100                 83,281
Financial Security Assurance Holdings Ltd........             2,200                166,925
Hartford Financial Services Group, Inc...........            25,600              1,432,000
Hooper Holmes, Inc...............................            17,000                136,000
Lincoln National Corp............................            26,200                946,475
MBIA, Inc........................................            14,500                698,719
MetLife, Inc.+...................................            83,500              1,758,719
MIIX Group, Inc..................................             1,600                 19,200
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
INSURANCE (CONTINUED)
Nationwide Financial Services, Inc., Class A.....             8,600   $            282,725
Protective Life Corp.............................             5,400                143,775
StanCorp Financial Group, Inc....................             3,500                112,437
Torchmark Corp...................................            19,100                471,531
                                                                      --------------------
                                                                                14,748,005
                                                                      --------------------

REAL ESTATE INVESTMENT TRUSTS (0.2%)
Arden Realty, Inc................................             8,000                188,000
CenterPoint Properties Corp......................             4,200                171,150
Cousins Properties, Inc..........................             7,100                273,350
General Growth Properties, Inc...................             6,000                190,500
Macerich Co......................................             4,500                 99,281
Manufactured Home Communities, Inc...............             6,300                150,806
Mills Corp.......................................             3,600                 67,725
Mission West Properties, Inc.....................             9,900                103,950
Post Properties, Inc.............................             9,322                410,168
                                                                      --------------------
                                                                                 1,654,930
                                                                      --------------------
  TOTAL FINANCE..................................                               68,033,109
                                                                      --------------------

HEALTH CARE (6.0%)
BIOTECHNOLOGY (0.2%)
Aclara Biosciences, Inc.+........................               900                 45,844
Affymetrix, Inc.+................................             1,900                313,737
Exelixis, Inc.+..................................             3,200                106,800
Gene Logic, Inc.+................................             1,500                 53,531
Genzyme Corp.+...................................             3,900                231,806
Human Genome Sciences, Inc. +....................             5,200                693,550
Incyte Genomics, Inc.+...........................             1,400                115,062
Maxygen, Inc.+...................................             1,400                 79,472
Millennium Pharmaceuticals, Inc.+................               400                 44,750
Neurocrine Biosciences, Inc.+....................             5,100                181,369
Nexell Therapeutics Inc.+........................                26                    387
Orchid Biosciences +.............................             6,800                258,187
                                                                      --------------------
                                                                                 2,124,495
                                                                      --------------------

HEALTH SERVICES (0.4%)
Accredo Health, Inc.+............................             4,800                165,900
Allscripts, Inc.+................................             4,100                 94,300
Charles River Laboratories
  International, Inc.+...........................             1,100                 24,406
Community Health Care+...........................             2,200                 35,612
HCA - The Healthcare Corp........................            53,500              1,625,062

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
HEALTH SERVICES (CONTINUED)
Omnicare, Inc....................................             3,900   $             35,344
Tenet Healthcare Corp.+..........................            36,600                988,200
Wellpoint Health Networks, Inc.+.................             7,300                528,794
                                                                      --------------------
                                                                                 3,497,618
                                                                      --------------------
MEDICAL SUPPLIES (0.4%)
Baxter International, Inc........................               600                 42,187
Becton, Dickinson and Co.........................            28,000                803,250
Boston Scientific Corp.+.........................            19,700                432,169
C. R. Bard, Inc..................................             4,300                206,937
Cyberonics Inc...................................             2,600                 31,200
Eclipse Surgical Technologies, Inc.+.............             1,600                  7,000
Guidant Corp.+...................................             1,400                 69,300
I-STAT Corp.+....................................             8,700                151,706
Medtronic, Inc...................................            32,000              1,594,000
ORATEC Interventions, Inc.+......................             3,300                110,137
PE Corp. - PE Biosystems Group...................               700                 46,112
ResMed, Inc.+....................................             4,100                109,675
St. Jude Medical, Inc.+..........................             6,000                275,250
                                                                      --------------------
                                                                                 3,878,923
                                                                      --------------------

PHARMACEUTICALS (5.0%)
Abbott Laboratories..............................            72,100              3,212,956
Abgenix, Inc.+...................................             2,400                287,663
Akorn, Inc.+.....................................            12,600                100,013
ALZA Corp.+......................................            56,900              3,364,213
American Home Products Corp......................            62,900              3,695,375
Bindley Western Industries, Inc..................             7,300                192,994
Bristol-Myers Squibb Co..........................           128,800              7,502,600
Eli Lilly and Co.................................            83,300              8,319,588
Enzon Inc.+......................................             2,400                102,000
Forest Laboratories, Inc.+.......................             7,700                777,700
Gilead Sciences, Inc.+...........................               800                 56,900
IDEC Pharmaceuticals Corp.+......................             3,200                375,400
ILEX Oncology, Inc.+.............................             2,200                 77,550
Johnson & Johnson................................             2,100                213,938
Ligand Pharmaceuticals, Inc., Class B+...........            23,800                313,863
Merck & Co., Inc.................................            50,600              3,877,225
Pfizer, Inc......................................           131,500              6,312,000
Pharmacia Corp...................................           128,200              6,626,338
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
PHARMACEUTICALS (CONTINUED)
Schering-Plough Corp.............................            68,900   $          3,479,450
Trimeris, Inc.+..................................             2,800                195,825
Vertex Pharmaceuticals, Inc.+....................             3,600                379,350
                                                                      --------------------
                                                                                49,462,941
                                                                      --------------------
  TOTAL HEALTH CARE..............................                               58,963,977
                                                                      --------------------

INDUSTRIAL PRODUCTS & SERVICES (4.0%)
BUILDING MATERIALS (0.0%)
Elcor Corp.......................................             8,450                194,350
                                                                      --------------------

BUSINESS & PUBLIC SERVICES (0.1%)
FedEx Corp.+.....................................            11,600                440,800
Obie Media Corp.+................................             4,250                 34,000
Vicinity Corp.+..................................             2,300                 45,138
                                                                      --------------------
                                                                                   519,938
                                                                      --------------------

CAPITAL GOODS (0.1%)
PACCAR, Inc......................................             9,300                369,094
Shaw Group, Inc.+................................             6,000                282,750
                                                                      --------------------
                                                                                   651,844
                                                                      --------------------

COMMERCIAL SERVICES (0.4%)
Cendant Corp.+...................................           169,800              2,377,200
CheckFree Holdings Corp.+........................             4,500                232,031
CoStar Group, Inc.+..............................             2,900                 72,681
On Assignment, Inc.+.............................            14,600                445,300
Source Information Management Co.+...............             6,800                103,700
                                                                      --------------------
                                                                                 3,230,912
                                                                      --------------------

CONSTRUCTION & HOUSING (0.0%)
Dycom Industries, Inc.+..........................             2,600                119,600
                                                                      --------------------

DIVERSIFIED MANUFACTURING (2.9%)
Agilent Technologies, Inc.+......................            13,000                958,750
Cooper Industries, Inc...........................            15,000                488,438
Corning, Inc.....................................             4,900              1,322,388
Eastman Kodak Co.................................            28,600              1,701,700
Eaton Corp.......................................            10,600                710,200
General Electric Co..............................           373,000             19,769,000
GenTek, Inc......................................            17,320                193,768
Honeywell International, Inc.....................            71,300              2,401,919
ITT Industries, Inc..............................            12,800                388,800

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Johnson Controls, Inc............................             7,300   $            374,581
Parker Hannifin Corp.............................             8,700                297,975
                                                                      --------------------
                                                                                28,607,519
                                                                      --------------------
ELECTRICAL EQUIPMENT (0.1%)
Emerson Electric Co..............................            20,800              1,255,800
W.W. Grainger, Inc...............................             2,500                 77,031
                                                                      --------------------
                                                                                 1,332,831
                                                                      --------------------

MACHINERY (0.3%)
Applied Science and Technology, Inc.+............             5,300                137,138
Capstone Turbine Corp.+..........................               700                 31,544
Caterpillar, Inc.................................            32,500              1,100,938
Deere & Co.......................................            13,400                495,800
IDEX Corp........................................             4,800                151,500
Ingersoll-Rand Co................................            23,600                949,900
McDermott International, Inc.....................            26,800                236,175
                                                                      --------------------
                                                                                 3,102,995
                                                                      --------------------

MANUFACTURING (0.1%)
Meade Instruments Corp.+.........................             6,000                150,750
Mettler-Toledo International, Inc.+..............            11,900                476,000
MKS Instruments, Inc.+...........................             4,600                179,975
Monaco Coach Corp.+..............................             7,100                 96,738
Rayovac Corp.+...................................            10,900                243,888
Snap-on, Inc.....................................             2,600                 69,225
                                                                      --------------------
                                                                                 1,216,576
                                                                      --------------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                               38,976,565
                                                                      --------------------

TECHNOLOGY (13.6%)
AEROSPACE (0.1%)
B.F. Goodrich Co.................................            12,500                425,781
L-3 Communications Holdings, Inc.+...............             3,200                182,600
Titan Corp.+.....................................             2,900                129,775
                                                                      --------------------
                                                                                   738,156
                                                                      --------------------

COMPUTER PERIPHERALS (0.5%)
Cirrus Logic, Inc.+..............................             5,200                 83,200
EMC Corp.+.......................................            20,600              1,584,913
Integrated Circuit Systems, Inc.+................             6,300                107,888
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
COMPUTER PERIPHERALS (CONTINUED)
JNI Corp.+.......................................             1,300   $             41,113
Lexmark International Group, Inc., Class A+......             7,800                524,550
Seagate Technology, Inc.+........................            44,600              2,453,000
StorageNetworks, Inc.+...........................               700                 63,175
                                                                      --------------------
                                                                                 4,857,839
                                                                      --------------------

COMPUTER SOFTWARE (3.6%)
Accrue Software, Inc.+...........................             4,100                145,550
Adobe Systems, Inc...............................             7,600                988,000
Art Technology Group, Inc.+......................             3,600                363,375
Autodesk, Inc....................................             3,900                135,281
BMC Software, Inc.+..............................            14,700                536,320
Citrix Systems, Inc.+............................            13,600                257,550
Clarent Corp.+...................................             5,400                386,100
click2learn.com, Inc.+...........................             9,400                165,675
Computer Associates International, Inc...........            38,900              1,991,194
Corillian Corp.+.................................             3,300                 54,863
E.piphany, Inc.+.................................             1,100                117,906
eSPEED, Inc., Class A+...........................             7,500                325,781
Excalibur Technologies Corp.+....................             3,400                135,788
FASTNET Corp.+...................................             4,900                 18,375
Informatica Corp.+...............................             4,000                327,750
Mediaplex, Inc.+.................................             7,000                135,188
Metasolv Software, Inc.+.........................             1,600                 70,400
Microsoft Corp.+.................................           261,300             20,904,000
Network Associates, Inc.+........................             7,200                146,700
Nuance Communications, Inc.+.....................               600                 49,988
Oracle Corp.+....................................            47,200              3,967,750
Peregrine Systems, Inc.+.........................             7,800                270,563
Precise Software Solutions Ltd.+.................             1,200                 28,800
Quest Software, Inc.+............................               600                 33,225
Sequoia Software Corp.+..........................             3,600                 58,950
Siebel Systems, Inc.+............................            11,000              1,799,188
Software Technlogies Corp.+......................             5,700                174,919
Sonic Foundry, Inc.+.............................             4,800                100,800
Symantec Corp.+..................................             3,200                172,600
Tibco Software, Inc.+............................             2,800                300,256
Tumbleweed Communications Corp.+.................             4,300                218,763
Ulticom, Inc.+...................................             1,100                 26,417
Veritas Software Corp.+..........................             5,500                621,586
Watchguard Technologies, Inc.+...................             4,800                263,700
Websense, Inc.+..................................             2,100                 52,763
WebTrends Corp.+.................................             4,500                174,094

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
COMPUTER SOFTWARE (CONTINUED)
Wind River Systems, Inc.+........................             4,500   $            170,438
Witness Systems, Inc.+...........................             6,200                151,125
                                                                      --------------------
                                                                                35,841,721
                                                                      --------------------

COMPUTER SYSTEMS (2.7%)
Apple Computer, Inc.+............................            14,800                775,150
Compaq Computer Corp.............................            86,400              2,208,600
Dell Computer Corp.+.............................           148,300              7,313,044
Hewlett-Packard Co...............................            27,700              3,459,038
Information Resource Engineering, Inc.+..........               100                  2,525
International Business Machines Corp.............            24,200              2,651,413
PRI Automation, Inc.+............................             3,300                215,789
Redback Networks, Inc.+..........................               300                 53,400
Sun Microsystems, Inc.+..........................           113,700             10,339,594
                                                                      --------------------
                                                                                27,018,553
                                                                      --------------------

ELECTRONICS (2.4%)
August Technology Corp.+.........................             1,400                 23,013
Cisco Systems, Inc.+.............................           340,300             21,630,319
DDi Corp.+.......................................            10,800                307,800
Manufacturers' Services Ltd.+....................             1,900                 39,069
Molecular Devices Corp.+.........................               600                 41,513
Power-One, Inc.+.................................             3,500                398,781
Rockwell International Corp......................            23,300                733,950
                                                                      --------------------
                                                                                23,174,445
                                                                      --------------------

INFORMATION PROCESSING (0.2%)
Automatic Data Processing, Inc...................            13,000                696,313
Computer Horizons Corp.+.........................            10,200                137,063
Diamond Technology Partners, Inc.+...............             3,400                299,200
Digital Island, Inc.+............................             2,900                141,013
DoubleClick, Inc.+...............................             8,300                316,438
eFunds Corp.+....................................             6,225                 72,366
Electronic Data Systems Corp.....................            13,200                544,500
Lifeminders, Inc.+...............................             2,300                 67,994
Visual Networks, Inc.+...........................             7,700                219,450
                                                                      --------------------
                                                                                 2,494,337
                                                                      --------------------

SEMICONDUCTORS (4.1%)
ACT Manufacturing, Inc.+.........................             5,900                273,981
Advanced Micro Devices, Inc. +...................             8,800                679,800
Altera Corp.+....................................            11,400              1,162,088
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
SEMICONDUCTORS (CONTINUED)
Applied Materials, Inc.+.........................            50,300   $          4,558,438
ATMI, Inc.+......................................            10,300                478,950
C-Cube Microsystems Inc.+........................             9,500                186,438
Exar Corp.+......................................             7,300                636,469
Intel Corp.......................................           163,800             21,898,013
Kopin Corp.+.....................................             6,900                477,825
Lam Research Corp.+..............................             6,400                240,000
Lattice Semiconductor Corp.+.....................             8,200                566,825
MMC Networks, Inc.+..............................             2,100                112,219
National Semiconductor Corp.+....................            11,400                646,950
Silicon Image, Inc.+.............................             3,200                159,600
Silicon Laboratories, Inc.+......................             1,400                 74,375
Texas Instruments, Inc...........................           113,200              7,775,425
                                                                      --------------------
                                                                                39,927,396
                                                                      --------------------
  TOTAL TECHNOLOGY...............................                              134,052,447
                                                                      --------------------

TELECOMMUNICATIONS (4.0%)
TELECOMMUNICATION EQUIPMENT (1.1%)
Accelerated Networks, Inc.+......................               500                 21,094
Advanced Fibre Communications, Inc.+.............            14,300                647,969
JDS Uniphase Corp.+..............................               500                 59,938
Lucent Technologies, Inc.........................            47,000              2,784,750
Metawave Communications Corp.+...................             3,200                 85,400
Motorola, Inc....................................           124,500              3,618,281
New Focus, Inc.+.................................             1,700                139,613
ONI Systems Corp.+...............................             1,000                117,203
Plantronics, Inc.+...............................               700                 80,850
Polycom, Inc.+...................................             4,000                376,375
Qualcomm, Inc.+..................................             9,600                576,000
Stratos Lightwave, Inc.+.........................               925                 25,784
Tellabs, Inc.+...................................            27,500              1,882,031
Turnstone Systems, Inc.+.........................               900                149,105
Virata Corp.+....................................             3,200                190,800
Vyyo, Inc.+......................................             3,000                 81,000
Williams Communication Group, Inc.+..............             2,600                 86,288
                                                                      --------------------
                                                                                10,922,481
                                                                      --------------------

TELECOMMUNICATION SERVICES (2.9%)
Aether Systems, Inc.+............................               700                143,500
Allegiance Telecom, Inc.+........................             5,300                339,200
ALLTEL Corp......................................             7,900                489,306
AT&T Corp........................................            81,600              2,580,600

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
TELECOMMUNICATION SERVICES (CONTINUED)
Bell Atlantic Corp...............................            36,700   $          1,864,819
CapRock Communications Corp.+....................             5,900                115,050
Choice One Communications, Inc.+.................             4,200                171,413
GTE Corp.........................................            71,600              4,457,100
iBasis, Inc.+....................................             7,300                314,356
ITC DeltaCom, Inc.+..............................             5,700                127,181
Net2Phone, Inc.+.................................             3,100                110,631
NTL, Inc.+(s)....................................               215                 12,873
PNV.net, Inc.+...................................             4,000                  5,500
SBC Communications, Inc..........................           168,600              7,291,950
SeaChange International, Inc.+...................             5,900                170,363
Sprint Corp. (PCS Group)+........................            11,100                660,450
TeleCorp PCS, Inc.+..............................             1,400                 56,438
U.S. Wireless Corp.+.............................               300                  6,413
US West, Inc.....................................            13,500              1,157,625
WorldCom, Inc.+..................................           179,400              8,229,975
                                                                      --------------------
                                                                                28,304,743
                                                                      --------------------
  TOTAL TELECOMMUNICATIONS.......................                               39,227,224
                                                                      --------------------

TRANSPORTATION (0.4%)
AIRLINES (0.1%)
AMR Corp.+.......................................             6,400                169,200
Delta Air Lines, Inc.............................             8,200                414,613
Southwest Airlines Co............................            18,700                354,131
                                                                      --------------------
                                                                                   937,944
                                                                      --------------------
RAILROADS (0.2%)
Burlington Northern Santa Fe Corp................            39,300                901,444
CSX Corp.........................................            11,700                247,894
Norfolk Southern Corp............................            23,100                343,613
Union Pacific Corp...............................            19,700                732,594
Wisconsin Central Transportation Corp.+..........            13,600                176,800
                                                                      --------------------
                                                                                 2,402,345
                                                                      --------------------
              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------

TRANSPORT & SERVICES (0.1%)
C.H. Robinson Worldwide, Inc.....................            10,200   $            504,900
GATX Corp........................................             2,900                 98,600
                                                                      --------------------
                                                                                   603,500
                                                                      --------------------
  TOTAL TRANSPORTATION...........................                                3,943,789
                                                                      --------------------

UTILITIES (0.8%)
ELECTRIC (0.8%)
Allegheny Energy, Inc............................             9,300                254,588
Cinergy Corp.....................................            13,700                348,494
Cleco Corp.......................................            13,500                452,250
CMS Energy Corp..................................            23,900                528,788
Consolidated Edison, Inc.........................            17,900                530,288
CP&L, Inc........................................            25,500                814,406
DTE Energy Co....................................            16,400                501,225
Edison International.............................            28,000                574,000
Entergy Corp.....................................            19,400                527,438
FPL Group, Inc...................................            14,800                732,600
GPU, Inc.........................................            12,800                346,400
NiSource, Inc....................................            11,700                217,913
PG&E Corp........................................            32,500                800,313
Pinnacle West Capital Corp.......................             8,200                277,775
PPL Corp.........................................            15,800                346,613
TXU Corp.........................................            26,000                767,000
Wisconsin Energy Corp............................            12,300                243,694
                                                                      --------------------
                                                                                 8,263,785
                                                                      --------------------

WATER (0.0%)
E'Town Corp......................................             4,800                318,900
                                                                      --------------------
  TOTAL UTILITIES................................                                8,582,685
                                                                      --------------------
  TOTAL UNITED STATES COMMON STOCK
   (COST $375,468,019)...........................                              481,017,817
                                                                      --------------------
  TOTAL COMMON STOCK (COST $489,907,096).........                              626,346,543
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                      SHARES                VALUE
-------------------------------------------------  -----------------  ---------------------
CONVERTIBLE PREFERRED STOCKS (0.0%)
CONSUMER GOODS & SERVICES (0.0%)
ENTERTAINMENT, LEISURE & MEDIA (0.0%)
AMCV Capital Trust I, 7.00%......................             2,100   $             87,675
                                                                      --------------------

TELECOMMUNICATIONS (0.0%)
TELECOMMUNICATION SERVICES (0.0%)
Verio, Inc., Series A, 6.75%.....................             1,900                112,337
                                                                      --------------------
  TOTAL CONVERTIBLE PREFERRED STOCK
   (COST $208,718)...............................                                  200,012
                                                                      --------------------
PREFERRED STOCK (0.2%)
AUSTRALIA (0.1%)
News Corp. Ltd. (Broadcasting &
  Publishing)(s).................................            66,000                799,045
                                                                      --------------------

GERMANY (0.1%)
Marschollek, Lautenschlaeger und Partner AG - VO
  (Financial Services)(s)........................               827                410,686
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................             1,465                182,897
Volkswagen AG (Automotive)(s)....................             8,285                196,464
                                                                      --------------------
                                                                                   790,047
                                                                      --------------------
  TOTAL PREFERRED STOCK (COST $1,025,041)........                                1,589,092
                                                                      --------------------
RIGHTS (0.0%)
TECHNOLOGY (0.0%)
COMPUTER SOFTWARE (0.0%)
Via Net.Works, Inc. (cost $362,817)+(s)..........            11,833                215,496
                                                                      --------------------
  TOTAL EQUITY SECURITIES (COST $491,503,672)....                              628,351,143
                                                                      --------------------

                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
FIXED INCOME SECURITIES (32.0%)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.6%)
FINANCE (7.6%)
Asset Securitization Corp., Sequential Payer,
  Series 1997-D5, Class A1D, 6.85% due
  02/14/41.......................................  $      5,300,000   $          5,011,812
Bear Stearns Structured Securities Inc.,
  Sequential Payer, Series 1997-2, Class 1A5,
  (144A), 7.00% due 08/25/36.....................         2,500,000              2,266,407
Carco Auto Loan Master Trust, Series 1999-1,
  Class A2, 5.78% due 03/15/04...................         5,000,000              4,896,850
Chase Funding Mortgage Loan, NAS, Series 1998-2,
  Class IIA2, 5.88% due 03/25/17.................         1,602,535              1,586,510
CNH Equipment Trust, Sequential Payer,
  Series 2000-A, Class A3, 7.14% due 08/15/04....         5,050,000              5,061,060
Commercial Mortgage Acceptance Corp., Sequential
  Payer, Series 1998-C2, Class A2, 6.03% due
  03/15/08.......................................         5,600,000              5,148,500
CS First Boston Mortgage Securities Corp.,
  Sequential Payer, Series 1999-C1, Class A2,
  7.29% due 09/15/09.............................           600,000                597,938
Donaldson, Lufkin, Jenrette Commercial Mortgage
  Corp., Sequential Payer, Series 2000-CF1
  Class A1B, 7.62% due 05/10/10..................         3,000,000              3,014,064
EQCC Home Equity Loan Trust, NAS, Series 1997-3,
  Class A8, Callable,, 6.41% due 12/15/04........         2,000,000              1,953,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
FINANCE (CONTINUED)
First Nationwide Trust, Sequential Payer,
  Series 1999-4, Class 3PA1, 6.50% due
  10/19/29.......................................  $      5,625,126   $          5,261,236
First Union Commercial Mortgage Trust, Sequential
  Payer, Series 1999-C1, Class A2, 6.07% due
  10/15/08.......................................         3,740,000              3,413,921
Ford Credit Auto Owner Trust, Sequential Payer,
  Series 2000-A, Class A3, 6.82% due 06/17/02....         6,250,000              6,236,313
Ford Credit Auto Owner Trust, Sequential Payer,
  Series 2000-A, Class A4, 7.09% due 11/17/03....         5,000,000              5,010,940
GE Capital Mortgage Services, Inc., Subordinated
  Bond, NAS, Series 1995-10, Class B2, Callable,
  7.00% due 10/25/10.............................           209,627                194,802
JP Morgan Commercial Mortgage Finance Corp.,
  Series 1999-C8, Class A1, 7.33% due
  07/15/31.......................................         7,865,329              7,826,002
LB Commercial Conduit Mortgage Trust, Sequential
  Payer, Series 1998-C1, Class A3, 6.48% due
  01/18/08.......................................         6,700,000              6,392,222
Merrill Lynch Mortgage Investors, Inc.,
  Sequential Payer, Series 1998-C2, Class A2,
  6.39% due 02/15/30.............................         6,000,000              5,690,628
                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
FINANCE (CONTINUED)
Morgan Stanley Capital I, Inc., Sequential
  Payer, Series 1999-WF-1, Class A1, 5.91% due
  04/15/08.......................................  $      4,767,621   $          4,513,969
Ocwen Residential MBS Corp., Series 1998-R1,
  Class A1, Callable, (144A), 4.00% due
  10/25/40.......................................           935,244                899,734
                                                                      --------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $75,173,444)............................                               74,976,408
                                                                      --------------------

CORPORATE OBLIGATIONS (3.8%)
BASIC INDUSTRIES (0.3%)
CHEMICALS (0.3%)
Rohm & Haas Co., 7.85% due 07/15/29..............         2,800,000              2,831,416
                                                                      --------------------

METALS & MINING (0.0%)
Ryerson Tull, Inc., 9.13% due 07/15/06...........           200,000                187,000
                                                                      --------------------
  TOTAL BASIC INDUSTRIES.........................                                3,018,416
                                                                      --------------------

CONSUMER GOODS & SERVICES (0.9%)
AUTOMOTIVE (0.6%)
Daimlerchrysler, N.A. Holding, 6.90% due
  09/01/04.......................................         6,000,000              5,860,680
Federal-Mogul Corp., 7.75% due 07/01/06..........            70,000                 47,600
                                                                      --------------------
                                                                                 5,908,280
                                                                      --------------------

BROADCASTING & PUBLISHING (0.0%)
Fox Family Worldwide, Inc., Callable 11/01/02,
  9.25% due 11/01/07.............................           200,000                179,000
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
ENTERTAINMENT, LEISURE & MEDIA (0.3%)
Adelphia Communications, Inc., 9.38% due
  11/15/09.......................................  $        750,000   $            695,625
Charter Communications Holdings LLC, 8.25% due
  04/01/07.......................................           750,000                663,750
Lamar Media Corp., 8.63% due 09/15/07............         1,000,000                960,000
                                                                      --------------------
                                                                                 2,319,375
                                                                      --------------------

MISCELLANEOUS CONSUMER GOODS (0.0%)
Sun World International, Inc., Series B,
  Callable 04/15/01, 11.25% due 04/15/04.........           250,000                235,625
                                                                      --------------------
RETAIL (0.0%)
Federated Department Stores, Inc., 8.13% due
  10/15/02.......................................           200,000                202,004
                                                                      --------------------
  TOTAL CONSUMER GOODS & SERVICES................                                8,844,284
                                                                      --------------------

ENERGY (0.9%)
NATURAL GAS (0.3%)
Dynegy Inc., 6.88% due 07/15/02..................         2,000,000              1,967,320
National Fuel Gas Co., Series D, MTN, Putable,
  6.21% due 08/12/27.............................           500,000                490,630
                                                                      --------------------
                                                                                 2,457,950
                                                                      --------------------

OIL-PRODUCTION (0.6%)
Amerada Hess Corp., 7.88% due 10/01/29...........         3,500,000              3,422,335
Conoco, Inc., 5.90% due 04/15/04.................         3,000,000              2,864,790
                                                                      --------------------
                                                                                 6,287,125
                                                                      --------------------
OIL-SERVICES (0.0%)
Oil Purchase Co., (144A), 7.10% due 04/30/02.....           519,769                488,583
                                                                      --------------------
  TOTAL ENERGY...................................                                9,233,658
                                                                      --------------------
                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------

FINANCE (1.0%)
BANKING (0.1%)
First Citizens Bancorp of South Carolina, Capital
  Trust I, 8.25% due 03/15/28....................  $      1,250,000   $          1,018,750
                                                                      --------------------

FINANCIAL SERVICES (0.9%)
Enterprise Rent-a-Car USA Finance Co., (144A),
  6.38% due 05/15/03.............................         2,000,000              1,913,220
Provident Financing Trust I., 7.41% due
  03/15/38.......................................           530,000                393,785
Toyota Motor Credit Corp., 5.63% due 11/13/03....         7,000,000              6,665,820
                                                                      --------------------
                                                                                 8,972,825
                                                                      --------------------

INSURANCE (0.0%)
Safeco Capital Trust 1, Callable 07/15/07, 8.07%
  due 07/15/37...................................           370,000                314,467
                                                                      --------------------
  TOTAL FINANCE..................................                               10,306,042
                                                                      --------------------

TELECOMMUNICATIONS (0.3%)
TELECOMMUNICATIONS-EQUIPMENT (0.1%)
Williams Communication Group, Inc., 10.70% due
  10/01/07.......................................           835,000                830,825
                                                                      --------------------

TELECOMMUNICATION SERVICES (0.2%)
SBC Communications, Inc., Callable 11/01/07,
  7.25% due 11/01/27.............................         1,000,000                908,400
US West Capital Funding, Inc., Callable, 6.25%
  due 07/15/05...................................         1,300,000              1,217,905
                                                                      --------------------
                                                                                 2,126,305
                                                                      --------------------
  TOTAL TELECOMMUNICATIONS.......................                                2,957,130
                                                                      --------------------

TRANSPORTATION (0.3%)
RAILROADS (0.2%)
Union Pacific Corp., 5.78% due 10/15/01..........         1,750,000              1,709,488
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
TRANSPORT & SERVICES (0.1%)
Atlantic Express Transportation Corp., 10.75% due
  02/01/04.......................................  $        250,000   $            221,250
Federal Express Corp., Series 1999-1, Class C,
  8.25% due 01/15/19.............................           816,651                802,637
                                                                      --------------------
                                                                                 1,023,887
                                                                      --------------------
  TOTAL TRANSPORTATION...........................                                2,733,375
                                                                      --------------------
UTILITIES (0.1%)
ELECTRIC (0.1%)
PECO Energy Capital Trust III, Series D, 7.38%
  due 04/06/28...................................         1,300,000              1,122,758
                                                                      --------------------
  TOTAL CORPORATE OBLIGATIONS ( COST
   $39,858,023)..................................                               38,215,663
                                                                      --------------------

FOREIGN CORPORATE OBLIGATIONS (0.9%)
AUSTRALIA (0.2%)
St. George Funding Co., Callable 06/30/07 (144A),
  8.49% due 12/31/49 (Financial Services)(v).....         2,000,000              1,722,340
                                                                      --------------------

BERMUDA (0.1%)
Global Crossing Holdings Ltd., Inc. (144A), 9.13%
  due 11/15/06 (Telecommunication Services)......           770,000                741,125
                                                                      --------------------
CANADA (0.1%)
Express Pipeline LP, Series B, (144A), 7.39% due
  12/31/17 (Oil-Production)......................           249,500                213,011
McKesson Finance of Canada, (144A), 6.55% due
  11/01/02 (Financial Services)..................           750,000                706,732
                                                                      --------------------
                                                                                   919,743
                                                                      --------------------
                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------

CHINA (0.2%)
HSBC Capital Funding LP., (144A), 10.18% due
  06/30/30 (Financial Services)(v)...............  $      1,445,000   $          1,549,979
                                                                      --------------------

DENMARK (0.2%)
Den Danske Bank, (144A), 7.25% due 06/15/05
  (Banking)......................................         2,500,000              2,462,475
                                                                      --------------------

KOREA (0.0%)
Cho Hung Bank, (144A), 11.88% due 04/01/10
  (Banking)(v)...................................           120,000                115,200
Hanvit Bank, (144A), 11.75% due 03/01/10
  (Banking)(v)...................................           385,000                368,638
                                                                      --------------------
                                                                                   483,838
                                                                      --------------------

UNITED KINGDOM (0.1%)
Abbey National First Capital Co., 8.20% due
  10/15/04 (Banking).............................         1,000,000              1,024,390
                                                                      --------------------
  TOTAL FOREIGN CORPORATE OBLIGATIONS
   (COST $9,057,955).............................                                8,903,890
                                                                      --------------------

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
CANADA (0.2%)
Province of Quebec, 7.50% due 09/15/29
  (cost $2,005,319)..............................         2,000,000              1,964,820
                                                                      --------------------

SOVEREIGN BONDS (0.4%)
ARGENTINA (0.0%)
Republic of Argentina, 9.75% due 09/19/27........           245,000                189,263
Republic of Argentina, 12.00% due 02/01/20.......           130,000                118,625
                                                                      --------------------
                                                                                   307,888
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
BRAZIL (0.1%)
Republic of Brazil, 12.75% due 01/15/20..........  $        295,000   $            280,250
Republic of Brazil Discount Bonds, Series 30 Year
  ZL, 6.94% due 04/15/24(v)......................           280,000                221,200
Republic of Brazil NMB L, Series RG, 7.44% due
  04/15/09(v)....................................           305,000                256,581
                                                                      --------------------
                                                                                   758,031
                                                                      --------------------
COLOMBIA (0.1%)
Republic of Colombia, 9.75% due 04/23/09.........           595,000                464,100
Republic of Colombia, 11.75% due 02/25/20........           245,000                202,738
                                                                      --------------------
                                                                                   666,838
                                                                      --------------------
MEXICO (0.1%)
United Mexican States, Series XW, 10.38% due
  02/17/09.......................................           430,000                456,875
                                                                      --------------------
PANAMA (0.0%)
Republic of Panama PDI, Series 20 Year, 7.06% due
  07/17/16(v)....................................           205,337                168,376
                                                                      --------------------
PERU (0.0%)
Republic of Peru PDI, Series 20 Year, 4.50% due
  03/07/17(v)....................................           420,000                280,350
                                                                      --------------------

PHILIPPINES (0.1%)
Republic of Philippines, Global Bonds, 9.88% due
  01/15/19.......................................           810,000                660,150
Republic of Philippines, 10.63% due 03/16/25.....           110,000                 94,050
                                                                      --------------------
                                                                                   754,200
                                                                      --------------------

TURKEY (0.0%)
Republic of Turkey, 11.88% due 01/15/30..........           165,000                175,519
                                                                      --------------------
  TOTAL SOVEREIGN BONDS (COST $3,853,069)........                                3,568,077
                                                                      --------------------
                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.5%)
FEDERAL HOME LOAN MORTGAGE CORP. (0.1%)
6.50% due 02/15/19...............................  $      1,250,000   $          1,203,900
                                                                      --------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.2%)
6.00% due 01/01/29...............................           111,631                102,188
6.00% due 12/01/28...............................         2,236,405              2,047,228
6.50% due 03/01/28...............................         3,652,084              3,448,188
7.13% due 01/15/30...............................         1,085,000              1,092,964
7.25% due 01/15/10...............................         9,035,000              9,125,982
TBA, July, 6.00% due 07/01/30....................         1,960,000              1,793,714
TBA, July, 7.00% due 07/01/30....................        22,585,000             21,805,140
TBA, July, 7.50% due 07/01/15....................        17,135,000             17,078,797
TBA, July, 7.50% due 07/01/30....................        46,165,000             45,508,534
TBA, July, 8.00% due 07/01/30....................         7,080,000              7,109,878
                                                                      --------------------
                                                                               109,112,613
                                                                      --------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.2%)
6.50% due 12/15/28...............................         7,775,895              7,383,601
8.50% due 06/15/27...............................           234,213                239,980
8.50% due 09/15/27...............................           668,002                684,448
8.50% due 09/15/27...............................           695,729                712,858
TBA, July, 8.00% due 07/01/30....................        12,915,000             13,052,286
                                                                      --------------------
                                                                                22,073,173
                                                                      --------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $132,454,151)...........................                              132,389,686
                                                                      --------------------

U.S. TREASURY OBLIGATIONS (5.6%)
U.S. TREASURY BONDS (4.6%)
5.25% due 02/15/29...............................         4,970,000              4,410,875
6.00% due 02/15/26...............................         5,650,000              5,532,593
6.13% due 08/15/29...............................            35,000                 35,350
6.50% due 11/15/26...............................        12,360,000             12,910,391
6.75% due 08/15/26...............................         9,580,000             10,308,942
8.88% due 02/15/19...............................         9,375,000             12,065,906
                                                                      --------------------
                                                                                45,264,057
                                                                      --------------------

U.S. TREASURY NOTES (0.5%)
4.75% due 11/15/08...............................         4,905,000              4,454,329
                                                                      --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                       PRINCIPAL
              SECURITY DESCRIPTION                      AMOUNT                VALUE
-------------------------------------------------  -----------------  ---------------------
U.S. TREASURY STRIPS (0.5%)
PO, 6.28% due 11/15/15(y)........................  $      9,170,000   $          3,553,650
PO, 6.28% due 05/15/18(y)........................         4,200,000              1,397,424
                                                                      --------------------
                                                                                 4,951,074
                                                                      --------------------
  TOTAL U.S. TREASURY OBLIGATIONS
   (COST $52,498,397)............................                               54,669,460
                                                                      --------------------
  TOTAL FIXED INCOME SECURITIES
   (COST $314,900,358)...........................                              314,688,004
                                                                      --------------------
SHORT-TERM INVESTMENTS (14.1%)
CORPORATE OBLIGATIONS (0.2%)
General Motors Acceptance Corp., MTN, 8.5% due
  01/19/01.......................................         2,000,000              2,013,960
                                                                      --------------------

OTHER INVESTMENT COMPANIES (13.7%)
Hamilton Money Fund..............................           427,946                427,946
J.P. Morgan Institutional Prime Money Market
  Fund*..........................................       133,922,206            133,922,206
                                                                      --------------------
                                                                               134,350,152
                                                                      --------------------

U.S. TREASURY OBLIGATIONS (0.2%)
U.S. Treasury Bill, 5.94% due 10/12/00(y)(s).....           540,000                531,258
U.S. Treasury Note, 5.63% due 11/30/00(s)........           600,000                598,404
U.S. Treasury Note, 5.63% due 02/28/01...........           800,000                796,000
                                                                      --------------------
                                                                                 1,925,662
                                                                      --------------------
  TOTAL SHORT-TERM INVESTMENTS
   (COST $138,303,714)...........................                              138,289,774
                                                                      --------------------
TOTAL INVESTMENTS (COST $944,707,744) (110.00%).....................
                                                                             1,081,328,921
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.00%).....................
                                                                               (98,229,252)
                                                                      --------------------
NET ASSETS (100.0%).................................................  $        983,099,669
                                                                      ====================

------------------------------
Note: Based on the cost of investments of $946,675,610 for federal income tax purposes at June 30, 2000, the aggregate gross unrealized appreciation and depreciation was $173,273,604 and $38,620,293, respectively, resulting in net unrealized appreciation of $134,653,311.

(+) Non-income producing security.

(s) Security is fully or partially segregated with custodian as collateral for TBA and when issued securities or futures contracts or with broker as initial margin for futures contracts. $50,433,228 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

(y) Yield to maturity.

* Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depository Receipt.

MTN - Medium Term Note.

NAS - Non-Accelerated Security.

NMB - New Money Bond.

PDI - Past Due Interest.

PO - Principal Only.

SDR - Swedish Depository Receipt.

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                       PORTFOLIO
                                                    ----------------
U.S. Government Agency/Treasury Obligations.......        17.3%
Short Term Investments............................        12.8%
Finance...........................................         7.0%
Financial Services................................         5.4%
Pharmaceuticals...................................         5.4%
Telecommunication Services........................         4.0%
Semiconductors....................................         3.7%
Computer Software.................................         3.5%
Diversified Manufacturing.........................         3.4%
Oil Production....................................         3.4%
Computer Systems..................................         2.8%
Retail............................................         2.8%
Electronics.......................................         2.7%
Telecommunication Equipment.......................         2.7%
Banking...........................................         2.6%
Insurance.........................................         2.0%
Entertainment, Leisure & Media....................         1.9%
Food, Beverages & Tobacco.........................         1.9%
Automotive........................................         1.8%
Broadcasting & Publishing.........................         1.4%
Chemicals.........................................         1.3%
Electric..........................................         1.1%
Household Products................................         0.9%
Computer Peripherals..............................         0.5%
Oil Services......................................         0.5%
Machinery.........................................         0.4%
Medical Supplies..................................         0.4%
Metals & Mining...................................         0.4%
Railroads.........................................         0.4%
Telecommunications................................         0.4%
Commercial Services...............................         0.3%
Electrical Equipment..............................         0.3%
Forest Products & Paper...........................         0.3%
Health Services...................................         0.3%
Information Processing............................         0.3%
Natural Gas.......................................         0.3%
Personal Care.....................................         0.3%
Restaurants & Hotels..............................         0.3%
Sovereign Bonds...................................         0.3%
Biotechnology.....................................         0.2%
Foreign Government Obligations....................         0.2%
Gas Pipelines.....................................         0.2%
Real Estate Investment Trusts.....................         0.2%
Transport & Services..............................         0.2%
Utilities.........................................         0.2%
Aerospace.........................................         0.1%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION (CONTINUED)

                                                       PERCENT OF
                                                       PORTFOLIO
                                                    ----------------
Airlines..........................................         0.1%
Apparels & Textiles...............................         0.1%
Building Materials................................         0.1%
Business & Public Services........................         0.1%
Capital Goods.....................................         0.1%
Construction & Housing............................         0.1%
Gas Exploration...................................         0.1%
Manufacturing.....................................         0.1%
Multi-Industry....................................         0.1%
Real Estate.......................................         0.1%
Transportation....................................         0.1%
Wholesale & International Trade...................         0.1%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $944,707,744)           $1,081,328,921
Cash                                                    4,411,006
Foreign Currency at Value (Cost $1,517,266)             1,518,023
Receivable for Investments Sold                         5,170,026
Dividends and Interest Receivable                       4,129,481
Foreign Tax Reclaim Receivable                            193,034
Receivable for Expense Reimbursement                      133,548
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                      102,790
Variation Margin Receivable                                33,413
Prepaid Trustees' Fees                                          6
Prepaid Expenses and Other Assets                           2,157
                                                   --------------
    Total Assets                                    1,097,022,405
                                                   --------------
LIABILITIES
Payable for Investments Purchased                     112,895,497
Advisory Fee Payable                                      443,486
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                      284,815
Administrative Services Fee Payable                        19,527
Administration Fee Payable                                    919
Fund Services Fee Payable                                     880
Accrued Expenses                                          277,612
                                                   --------------
    Total Liabilities                                 113,922,736
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $  983,099,669
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $21,967,748
Dividend Income (Net of Foreign Withholding Tax
  of $435,562)                                                    8,121,417
                                                                -----------
    Investment Income                                            30,089,165
EXPENSES
Advisory Fee                                       $ 5,129,204
Custodian Fees and Expenses                            858,220
Administrative Services Fee                            238,077
Professional Fees and Expenses                          48,624
Fund Services Fee                                       15,670
Printing Expenses                                       15,116
Trustees' Fees and Expenses                             11,973
Administration Fee                                       8,873
Insurance Expense                                        1,813
                                                   -----------
    Total Expenses                                   6,327,570
Less: Reimbursement of Expenses                       (238,773)
                                                   -----------
NET EXPENSES                                                      6,088,797
                                                                -----------
NET INVESTMENT INCOME                                            24,000,368
NET REALIZED GAIN (LOSS) ON
  Investments                                       29,545,974
  Futures Contracts                                  3,433,534
  Foreign Currency Contracts Transactions           (1,139,812)
                                                   -----------
    Net Realized Gain                                            31,839,696
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       11,204,119
  Futures Contracts                                     46,275
  Foreign Currency Contracts and Translations         (544,774)
                                                   -----------
    Net Change in Unrealized Appreciation                        10,705,620
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $66,545,684
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE FISCAL
                                                     YEAR ENDED      YEAR ENDED
                                                   JUNE 30, 2000   JUNE 30, 1999
                                                   --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  24,000,368   $  17,748,108
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions         31,839,696      34,831,065
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Translations                          10,705,620      37,910,587
                                                   -------------   -------------
    Net Increase in Net Assets Resulting from
      Operations                                      66,545,684      90,489,760
                                                   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        239,595,249     364,472,896
Withdrawals                                         (196,922,291)   (140,147,017)
                                                   -------------   -------------
    Net Increase from Investors' Transactions         42,672,958     224,325,879
                                                   -------------   -------------
    Total Increase in Net Assets                     109,218,642     314,815,639
NET ASSETS
Beginning of Fiscal Year                             873,881,027     559,065,388
                                                   -------------   -------------
End of Fiscal Year                                 $ 983,099,669   $ 873,881,027
                                                   =============   =============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                     FOR THE FISCAL YEAR ENDED JUNE 30,
                                                   --------------------------------------
                                                    2000    1999    1998    1997    1996
                                                   ------  ------  ------  ------  ------
RATIOS TO AVERAGE NET ASSETS
Net Expenses                                        0.64%   0.65%   0.65%   0.65%   0.65%
Net Investment Income                               2.50%   2.55%   3.13%   3.33%   3.35%
Expenses without Reimbursement                      0.66%   0.68%   0.71%   0.80%   0.82%
  Portfolio Turnover                                 217%    144%     82%    100%    144%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Diversified Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on
September 10, 1993. The portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The portfolio may invest in international markets. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of debt, asset-backed, and mortgage securities held by the portfolio to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to the values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   d) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   f) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------
      and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued and applied to net investment income, net realized capital gains and unrealized appreciation, as applicable, as the income and/or capital gains are earned.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.55% of the portfolio's average daily net assets. For the fiscal year ended June 30, 2000, such fees amounted to $5,277,759.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the fiscal year ended June 30, 2000, J.P. Morgan has agreed to reimburse the portfolio $148,555 under this agreement. Interest income included in the Statement of Operations for the year ended June 30, 2000 includes $2,081,250 of interest income from investments in money market funds.

   b) The portfolio, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------
      expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended June 30, 2000, the fee for these services amounted to $8,873.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios for which J.P. Morgan Funds and J.P. Morgan Institutional Funds invest ( the "master portfolios") and
      J.P. Morgan Series Trust in accordance with the following annual schedule:
      0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which JPMIM provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended
      June 30, 2000, the fee for these services amounted to $238,077.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio, at no more than 0.65% of the average daily net assets of the portfolio through October 31, 2000. For the fiscal year ended June 30, 2000, Morgan has agreed to reimburse the portfolio $238,773 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $15,670 for the fiscal year ended June 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,000.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended June 30, 2000 were as follows:

                                                      COST OF         PROCEEDS
                                                     PURCHASES       FROM SALES
                                                   --------------  --------------
U.S. Government and Agency Obligations...........  $1,023,075,266  $1,051,388,474
Corporate and Collateralized Obligations.........   1,053,215,509     894,694,960
                                                   --------------  --------------
                                                   $2,076,290,775  $1,946,083,434
                                                   ==============  ==============

Open futures contracts at June 30, 2000 are summarized as follows:

                                                                   NET UNREALIZED
                                                                   APPRECIATION/   CURRENT MARKET VALUE
                                                   CONTRACTS LONG  (DEPRECIATION)      OF CONTRACTS
                                                   --------------  --------------  --------------------
FTSE 100 Index, expiring September 2000..........             10   $     (28,772)  $           962,307
Hang Seng Index, expiring July 2000..............              6          (1,220)              624,992
Topix Index, expiring September 2000.............              4          18,707               601,673
U.S. Five Year Note, expiring September 2000.....            251          93,309            24,852,923
                                                   -------------   -------------   -------------------
Totals...........................................            271   $      82,024   $        27,041,895
                                                   =============   =============   ===================

                                                   CONTRACTS SHORT
                                                   ---------------
Dow Jones Euro Stoxx 50 (Price) Index, expiring
 September 2000..................................               3   $       3,104   $          (149,439)
Share Price Index, expiring September 2000.......               7         (12,427)             (351,450)
U.S. Long Bond (CBT), expiring September 2000....             144        (207,808)          (14,017,500)
U.S. Ten Year Note, expiring September 2000......             127        (259,840)          (12,507,516)
                                                   --------------   -------------   -------------------
Totals...........................................             281   $    (476,971)  $       (27,025,905)
                                                   ==============   =============   ===================

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
--------------------------------------------------------------------------------

At June 30, 2000, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       6/30/00    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
Australian Dollar 442,797, expiring 09/20/00.....  $   269,637  $   266,237  $      (3,400)
British Pound 2,800,000, expiring 09/20/00.......    4,240,880    4,245,518          4,638
British Pound 3,390,000, expiring 09/20/00.......    5,135,503    5,140,109          4,606
Euro 790,000 for JPY 80,252,940, expiring
 09/20/00........................................      769,997      761,192         (8,805)
Euro 790,000 for JPY 79,976,914, expiring
 09/20/00........................................      767,348      761,192         (6,156)
Euro 15,830,460, expiring 09/20/00...............   15,202,590   15,253,184         50,594
Japanese Yen 428,490,000 for GBP 2,700,000,
 expiring 09/20/00...............................    4,093,892    4,111,200         17,308
Japanese Yen 83,000,000, expiring 09/20/00.......      797,310      796,353           (957)
Japanese Yen 369,000,000, expiring 09/20/00......    3,542,259    3,540,416         (1,843)
Swiss Franc 3,140,000, expiring 09/20/00.........    1,951,523    1,931,001        (20,522)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
---------------                                    -----------
British Pound 75,000, expiring 09/20/00..........  $   112,973  $   113,719  $        (746)
British Pound 3,344,000, expiring 09/20/00.......    5,006,904    5,070,361        (63,457)
Euro 1,477,000, expiring 09/20/00................    1,400,610    1,423,140        (22,530)
Euro 10,309,000, expiring 09/20/00...............    9,805,405    9,933,070       (127,665)
Japanese Yen 951,078,391, expiring 09/20/00......    9,135,692    9,125,239         10,453
Swiss Franc 7,142,073, expiring 09/20/00.........    4,403,728    4,426,451        (22,723)
Swedish Krona 1,700,000, expiring 09/20/00.......      194,731      195,027           (296)
Swedish Krona 5,183,000, expiring 09/20/00.......      604,079      594,603          9,476
                                                                             -------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $    (182,025)
                                                                             =============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Diversified Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Diversified Portfolio (the "portfolio") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
August 16, 2000

J.P. MORGAN FUNDS

  PRIME MONEY MARKET FUND

  FEDERAL MONEY MARKET FUND

  TAX EXEMPT MONEY MARKET FUND

  TAX AWARE ENHANCED INCOME FUND: SELECT SHARES

  SHORT TERM BOND FUND

  BOND FUND

  GLOBAL STRATEGIC INCOME FUND

  EMERGING MARKETS DEBT FUND

  TAX EXEMPT BOND FUND

  NEW YORK TAX EXEMPT BOND FUND

  CALIFORNIA BOND FUND: SELECT SHARES

  DIVERSIFIED FUND

  DISCIPLINED EQUITY FUND

  U.S. EQUITY FUND

  U.S. SMALL COMPANY FUND

  U.S. SMALL COMPANY OPPORTUNITIES FUND

  TAX AWARE U.S. EQUITY FUND: SELECT SHARES

  INTERNATIONAL EQUITY FUND

  EUROPEAN EQUITY FUND

  INTERNATIONAL OPPORTUNITIES FUND

  EMERGING MARKETS EQUITY FUND

  GLOBAL 50 FUND: SELECT SHARES


FOR MORE INFORMATION ON THE J.P. MORGAN
FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800) 521-5411.

IMAR 285



J.P. MORGAN
DIVERSIFIED
FUND



ANNUAL REPORT
JUNE 30, 2000